United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/19

Date of Reporting Period: Six months ended 06/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2019
Share Class	Primary	Service

Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2019 through June 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2019, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	41.9%
Domestic Equity Securities	38.2%
International Fixed-Income Securities	3.3%
Federated High Income Bond Fund II, Class P	2.8%
Federated Project and Trade Finance Core Fund	2.6%
Emerging Markets Core Fund	1.8%
International Equity Securities	1.4%
Federated Bank Loan Core Fund	1.1%
Cash Equivalents[2]	1.0%
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares[3]	0.0%
Other Security Types[4]	0.1%
Derivative Contracts[5]	0.7%
Repurchase Agreement	3.0%
Other Assets and Liabilities—Net[6]	2.1%
TOTAL	100.0%
At June 30, 2019, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	23.3%
Health Care	14.0%
Energy	9.2%
Consumer Staples	8.2%
Industrials	8.1%
Information Technology	8.0%
Communication Services	7.9%
Utilities	6.5%
Consumer Discretionary	5.4%
Real Estate	5.1%
Materials	4.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
2	Cash Equivalents include any investments in money market mutual funds.
3	Represents less than 0.1%.
4	Other Security Types consist of purchased options.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.6%
		Communication Services—3.1%
110,196		AT&T, Inc.	$3,692,668
64,380		CenturyLink, Inc.	757,109
921	[1]	Charter Communications, Inc.	363,961
88,399		Comcast Corp., Class A	3,737,510
44	[1]	DISH Network Corp., Class A	1,690
24,252	[1]	Discovery, Inc.	689,969
7,427		Fox Corp., Class A	272,125
3,526		Fox Corp., Class B	128,805
5,222	[1]	Liberty Sirius Group, Class A	197,444
11,670	[1]	Liberty Sirius Group, Class C	443,226
63,800		News Corp., Inc.	890,648
4,319	[1]	Take-Two Interactive Software, Inc.	490,336
14,641		Telephone and Data System, Inc.	445,086
103,362		Verizon Communications, Inc.	5,905,071
8,888		Viacom, Inc., Class A	303,081
266		Viacom, Inc., Class B	7,945
24,037		Walt Disney Co.	3,356,527
37,645	[1]	Zynga, Inc.	230,764
		TOTAL	21,913,965
		Consumer Discretionary—2.1%
2,122		Advance Auto Parts, Inc.	327,085
1,461	[1]	AutoZone, Inc.	1,606,326
522		Best Buy Co., Inc.	36,399
812	[1]	Bright Horizons Family Solutions, Inc.	122,507
248		Carnival Corp.	11,544
2,325		Darden Restaurants, Inc.	283,022
24,587		Dick's Sporting Goods, Inc.	851,448
21,059		Extended Stay America, Inc.	355,687
8,547		Foot Locker, Inc.	358,290
114,684		Ford Motor Co.	1,173,217
57,131		Gentex Corp.	1,405,994
1,766		Home Depot, Inc.	367,275
7,919		Kohl's Corp.	376,549
459	[1]	Kontoor Brands, Inc.	12,861
8,281		Las Vegas Sands Corp.	489,324
20,293		McDonald's Corp.	4,214,044
31,548		Newell Brands, Inc.	486,470
3,007	[1]	Norwegian Cruise Line Holdings Ltd.	161,265
36,072		Pulte Group, Inc.	1,140,597
8,930		Tapestry, Inc.	283,349
2,771		Target Corp.	239,996
5,322	[1]	Under Armour, Inc.	118,148
3,216		V.F. Corp.	280,918
90		Yum China Holding, Inc.	4,158
1,843		Yum! Brands, Inc.	203,965
		TOTAL	14,910,438
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—3.3%
18,804		Colgate-Palmolive Co.	$1,347,683
9,130	[1]	Herbalife Ltd.	390,399
9,905		Hershey Foods Corp.	1,327,567
1,932		Lamb Weston Holdings, Inc.	122,412
1,633		McCormick & Co., Inc.	253,131
57,138		Mondelez International, Inc.	3,079,738
6,383		PepsiCo, Inc.	837,003
48,315		Philip Morris International, Inc.	3,794,177
52,260		Procter & Gamble Co.	5,730,309
15,211		The Coca-Cola Co.	774,544
1,050	[1]	TreeHouse Foods, Inc.	56,805
7,539		Walgreens Boots Alliance, Inc.	412,157
43,216		WalMart, Inc.	4,774,936
		TOTAL	22,900,861
		Energy—3.7%
11,623		Anadarko Petroleum Corp.	820,119
32,115		Cabot Oil & Gas Corp., Class A	737,360
39,504		Chevron Corp.	4,915,878
44,855		ConocoPhillips	2,736,155
11,241		Devon Energy Corp.	320,593
12,575		EOG Resources, Inc.	1,171,487
87,522		Exxon Mobil Corp.	6,706,811
7,554		Hess Corp.	480,208
49,254		Kinder Morgan, Inc.	1,028,423
16,561		Marathon Oil Corp.	235,332
10,829		Marathon Petroleum Corp.	605,125
1,986		ONEOK, Inc.	136,657
33,614		Occidental Petroleum Corp.	1,690,112
10,537		Phillips 66	985,631
3,199		Pioneer Natural Resources, Inc.	492,198
23,449		Schlumberger Ltd.	931,863
13,348		Valero Energy Corp.	1,142,722
10,784	[1]	WPX Energy, Inc.	124,124
9,393		Williams Cos., Inc.	263,380
		TOTAL	25,524,178
		Financials—9.2%
29,486		AXA Equitable Holdings, Inc.	616,257
6,779		Aflac, Inc.	371,557
13,505		Allstate Corp.	1,373,323
55,729		Ally Financial, Inc.	1,727,042
4,741		Ameriprise Financial, Inc.	688,204
11,585	[1]	Athene Holding Ltd.	498,850
223,904		Bank of America Corp.	6,493,216
32,427	[1]	Berkshire Hathaway, Inc.	6,912,464
5,164	[1]	Brighthouse Financial, Inc.	189,467
13,644		CIT Group Holdings, Inc.	716,856
31,334		CNA Financial Corp.	1,474,891
7,500		Capital One Financial Corp.	680,550
72,158		Chimera Investment Corp.	1,361,621
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
137		Chubb Ltd.	$20,179
63,713		Citigroup, Inc.	4,461,821
46,887		Citizens Financial Group, Inc.	1,657,924
9,686		Comerica, Inc.	703,591
17,813		Discover Financial Services	1,382,111
32,569		E*Trade Group, Inc.	1,452,577
6,367		Goldman Sachs Group, Inc.	1,302,688
20,614		Huntington Bancshares, Inc.	284,886
73,235		JPMorgan Chase & Co.	8,187,673
16,268		KeyCorp	288,757
11,585		Lazard Ltd., Class A	398,408
23,139		Lincoln National Corp.	1,491,309
33,038		Loews Corp.	1,806,188
46,417		MetLife, Inc.	2,305,532
38,870		Morgan Stanley	1,702,895
28,719		Navient Corp.	392,014
92,661		New York Community Bancorp, Inc.	924,757
30,223		OneMain Holdings, Inc.	1,021,840
12,088		PNC Financial Services Group	1,659,441
13,815		Prudential Financial, Inc.	1,395,315
84,138		Regions Financial Corp.	1,257,022
3,141		Reinsurance Group of America	490,090
30,333		Synchrony Financial	1,051,645
5,082		U.S. Bancorp	266,297
40,448		Unum Group	1,357,030
90,600		Wells Fargo & Co.	4,287,192
		TOTAL	64,653,480
		Health Care—5.5%
39,808		Abbott Laboratories	3,347,853
11,285		Allergan PLC	1,889,448
4,657		Amgen, Inc.	858,192
3,258		Anthem, Inc.	919,440
21,588		Baxter International, Inc.	1,768,057
3,551	[1]	Biogen, Inc.	830,472
16,545		Bristol-Myers Squibb Co.	750,316
27,060		CVS Health Corp.	1,474,499
11,239		Cardinal Health, Inc.	529,357
276		Cooper Cos., Inc.	92,982
3,969		Danaher Corp.	567,249
2,615	[1]	DaVita HealthCare Partners, Inc.	147,120
4,810		Dentsply Sirona, Inc.	280,712
14,816		Eli Lilly & Co.	1,641,465
8,380		Gilead Sciences, Inc.	566,153
9,369		HCA Healthcare, Inc.	1,266,408
2,021		Hill-Rom Holdings, Inc.	211,437
36,442	[1]	Hologic, Inc.	1,749,945
45,894		Johnson & Johnson	6,392,116
12,837		McKesson Corp.	1,725,164
22,511		Medtronic PLC	2,192,346
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
22,455		Merck & Co., Inc.	$1,882,852
5,690	[1]	Mylan NV	108,338
93,636		Pfizer, Inc.	4,056,311
7,537		Thermo Fisher Scientific, Inc.	2,213,466
3,696		Universal Health Services, Inc., Class B	481,921
3,432		West Pharmaceutical Services, Inc.	429,515
3,326		Zimmer Biomet Holdings, Inc.	391,603
		TOTAL	38,764,737
		Industrials—3.2%
9,854		3M Co.	1,708,092
34,913		ADT, Inc.	213,668
7,128		Ametek, Inc.	647,508
18,684		CSX Corp.	1,445,581
2,960		Caterpillar, Inc.	403,418
4,813		Cummins, Inc.	824,660
17,992		Delta Air Lines, Inc.	1,021,046
7,826		Dover Corp.	784,165
2,898		Eaton Corp. PLC	241,346
23,942		Emerson Electric Co.	1,597,410
152,914		General Electric Co.	1,605,597
34,293	[1]	HD Supply, Inc.	1,381,322
14,085		Honeywell International, Inc.	2,459,100
3,248		Hubbell, Inc.	423,539
5,453	[1]	IHS Markit Ltd.	347,465
6,627		Ingersoll-Rand PLC, Class A	839,442
2,413		Lennox International, Inc.	663,575
9,223		Masco Corp.	361,911
1,776		Norfolk Southern Corp.	354,010
2,577		Parker-Hannifin Corp.	438,116
1,042		Pentair PLC	38,762
60		Republic Services, Inc.	5,198
14,783		Southwest Airlines Co.	750,681
2,845	[1]	Teledyne Technologies, Inc.	779,160
519		Union Pacific Corp.	87,768
12,235	[1]	United Continental Holdings, Inc.	1,071,174
6,910		United Technologies Corp.	899,682
10,833		Waste Management, Inc.	1,249,803
		TOTAL	22,643,199
		Information Technology—3.2%
370	[1]	Aspen Technology, Inc.	45,984
2,929	[1]	Autodesk, Inc.	477,134
1,414		Broadcom, Inc.	407,034
29,636		Cisco Systems, Inc.	1,621,978
14,069	[1]	Dell Technologies, Inc.	714,705
1,955		Hewlett-Packard Co.	40,644
5,022		IBM Corp.	692,534
123,404		Intel Corp.	5,907,349
8,225	[1]	Keysight Technologies, Inc.	738,687
8,702		Marvell Technology Group Ltd.	207,717
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
12,550	[1]	Micron Technology, Inc.	$484,305
11,662		Microsoft Corp.	1,562,242
10,230		Motorola, Inc.	1,705,648
9,063		NXP Semiconductors NV	884,639
13,409		National Instruments Corp.	563,044
34,098	[1]	Nuance Communications, Inc.	544,545
29,093		Oracle Corp.	1,657,428
3,731	[1]	Qorvo, Inc.	248,522
21,896		Qualcomm, Inc.	1,665,629
1,322		Sabre Corp.	29,348
57,204		Symantec Corp.	1,244,759
7,481		Western Digital Corp.	355,722
9,058		Xerox Corp.	320,744
		TOTAL	22,120,341
		Materials—1.7%
6,777		Air Products & Chemicals, Inc.	1,534,109
8,909		Ball Corp.	623,541
21,529	[1]	Berry Global Group, Inc.	1,132,210
16,089		CF Industries Holdings, Inc.	751,517
14,761		Celanese Corp.	1,591,236
9,696		Corteva, Inc.	286,711
9,696		Dow, Inc.	478,110
9,696		DuPont de Nemours, Inc.	727,879
846		Freeport-McMoRan, Inc.	9,822
22,579		Huntsman Corp.	461,515
2,878		Linde PLC	577,902
2,907		LyondellBasell Investment LLC	250,380
33,066		Mosaic Co./The	827,642
28,014		Newmont Goldcorp Corp.	1,077,698
3,391		RPM International, Inc.	207,224
65,324		Valvoline, Inc.	1,275,778
6,626		WestRock Co.	241,650
		TOTAL	12,054,924
		Real Estate—2.0%
30,990		Apartment Investment & Management Co., Class A	1,553,219
894		Avalonbay Communities, Inc.	181,643
71,108		Brookfield Property REIT, Inc.	1,343,230
6,263	[1]	CBRE Group, Inc.	321,292
45,675	[1]	Equity Commonwealth	1,485,351
41,287		HCP, Inc.	1,320,358
45,655		Host Marriott Corp.	831,834
12,359		Lamar Advertising Co.	997,495
74,248		Medical PPTYS Trust, Inc.	1,294,885
1,602		Retail Properties of America, Inc.	18,840
103,006		SITE Centers Corp.	1,363,799
8,125		Simon Property Group, Inc.	1,298,050
21,477		Spirit Realty Capital, Inc.	916,209
10,487		VEREIT, Inc.	94,488
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
39,878		Weingarten Realty Investors	$1,093,455
		TOTAL	14,114,148
		Utilities—2.6%
100,034		AES Corp.	1,676,570
7,207		Ameren Corp.	541,318
26,646		American Electric Power Co., Inc.	2,345,114
14,176		CenterPoint Energy, Inc.	405,859
6,206		DTE Energy Co.	793,623
16,560		Dominion Energy, Inc.	1,280,419
48,744		Exelon Corp.	2,336,787
35,940		NRG Energy, Inc.	1,262,213
6,184		NextEra Energy, Inc.	1,266,854
36,923		OGE Energy Corp.	1,571,443
10,984	[1]	P G & E Corp.	251,753
16,929		Pinnacle West Capital Corp.	1,592,850
28,799		UGI Corp.	1,538,155
52,142		Vistra Energy Corp.	1,180,495
		TOTAL	18,043,453
		TOTAL COMMON STOCKS (IDENTIFIED COST $248,912,299)	277,643,724
		ADJUSTABLE RATE MORTGAGE—0.0%
$6,984	[2]	Federal National Mortgage Association ARM, 4.587%, 9/1/2037 (IDENTIFIED COST $7,034)	7,337
		ASSET-BACKED SECURITY—0.0%
42,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021 (IDENTIFIED COST $41,999)	41,921
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
1,335,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	1,379,057
340,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	380,027
1,000,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,133,586
85,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	89,874
2,000,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	2,140,212
1,195,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	1,202,382
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	51,917
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	890,875
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	103,218
590,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	611,532
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	110,158
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,904,913)	8,092,838
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.1%
790,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.847%, 10/25/2048	815,198
143,807		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	143,788
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $891,614)	958,986
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—19.4%
	Basic Industry - Chemicals—0.2%
$200,000	Albemarle Corp., 4.150%, 12/1/2024	$211,391
200,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	214,779
600,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	634,097
	TOTAL	1,060,267
	Basic Industry - Metals & Mining—0.2%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	158,381
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	682,674
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	153,078
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	57,156
	TOTAL	1,051,289
	Basic Industry - Paper—0.1%
350,000	International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	341,517
161,000	International Paper Co., Sr. Unsecd. Note, 4.750%, 2/15/2022	170,025
	TOTAL	511,542
	Capital Goods - Aerospace & Defense—0.4%
750,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	775,221
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	432,750
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	54,938
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	162,864
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	411,555
585,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	600,767
500,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	512,363
20,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	21,020
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	26,521
	TOTAL	2,997,999
	Capital Goods - Building Materials—0.1%
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	111,315
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	483,294
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	41,977
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	156,267
	TOTAL	792,853
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	769,107
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	478,320
	TOTAL	1,247,427
	Capital Goods - Diversified Manufacturing—0.6%
600,000	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, 144A, 4.625%, 1/13/2022	630,619
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	753,326
700,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	723,040
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	503,309
800,000	Siemens Financieringsmat, Sr. Unsecd. Note, 144A, 3.400%, 3/16/2027	836,593
800,000	Valmont Industries, Inc., 5.250%, 10/1/2054	796,666
	TOTAL	4,243,553
	Capital Goods - Packaging—0.1%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	621,871
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	373,960
	TOTAL	995,831
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—0.5%
$400,000	CCO Safari II LLC, 4.908%, 7/23/2025	$434,362
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	294,713
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,643,115
350,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	364,351
600,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	647,460
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	314,846
	TOTAL	3,698,847
	Communications - Media & Entertainment—0.4%
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	637,672
600,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	618,921
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	273,936
135,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	150,726
180,000	Fox Corp, Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	219,725
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	507,006
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	102,342
600,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	619,940
	TOTAL	3,130,268
	Communications - Telecom Wireless—0.3%
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	330,346
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	383,406
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	467,530
500,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	532,994
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	310,044
	TOTAL	2,024,320
	Communications - Telecom Wirelines—0.6%
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	817,273
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	845,334
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	820,517
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	639,715
350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	365,506
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	604,949
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	139,616
	TOTAL	4,232,910
	Consumer Cyclical - Automotive—0.6%
150,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	149,899
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.850%, 1/6/2022	201,075
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	511,986
200,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	211,754
350,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	336,992
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	403,675
600,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	598,358
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	732,328
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	206,436
600,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	631,772
	TOTAL	3,984,275
	Consumer Cyclical - Retailers—0.5%
589,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	632,137
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	326,997
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$550,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	$585,861
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	561,146
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	622,770
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	507,375
40,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	41,261
	TOTAL	3,277,547
	Consumer Cyclical - Services—0.6%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	834,649
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	420,645
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	441,580
800,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	852,184
400,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	407,331
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	437,468
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	489,751
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	204,849
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	31,478
	TOTAL	4,119,935
	Consumer Non-Cyclical - Food/Beverage—1.3%
900,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,001,848
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	182,886
835,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	877,734
485,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	541,866
200,000	Danone SA, Sr. Unsecd. Note, 144A, 2.589%, 11/2/2023	201,149
600,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	599,119
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	500,875
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	209,733
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	159,836
280,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	302,221
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	526,043
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	206,744
690,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	717,213
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	235,839
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	520,537
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	133,107
650,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.100%, 7/15/2021	646,288
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	833,768
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	513,223
400,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 6/2/2047	418,556
	TOTAL	9,328,585
	Consumer Non-Cyclical - Health Care—0.1%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	209,243
392,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	409,795
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	224,176
79,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	88,004
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	10,468
	TOTAL	941,686
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	306,105
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	191,333
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	$613,679
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	602,956
150,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	157,019
110,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	121,255
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	535,999
500,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	532,729
700,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	745,841
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	156,000
	TOTAL	3,962,916
	Consumer Non-Cyclical - Products—0.1%
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	69,603
600,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	605,227
	TOTAL	674,830
	Consumer Non-Cyclical - Supermarkets—0.1%
600,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	578,600
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	195,398
	TOTAL	773,998
	Consumer Non-Cyclical - Tobacco—0.2%
125,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	134,937
400,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	455,531
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	324,840
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	328,553
	TOTAL	1,243,861
	Energy - Independent—0.6%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	409,383
300,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	337,304
700,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	731,786
100,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	104,422
550,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	575,177
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	257,020
430,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	456,746
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	326,817
700,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	725,928
	TOTAL	3,924,583
	Energy - Integrated—0.5%
600,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	604,781
110,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	112,145
300,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	306,935
300,000	Husky Energy, Inc., 4.000%, 4/15/2024	315,912
290,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	307,746
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	490,000
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	82,356
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	556,180
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	521,835
	TOTAL	3,297,890
	Energy - Midstream—0.6%
115,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	120,071
225,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	234,653
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	$42,960
875,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	957,032
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	75,028
450,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	466,285
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	241,820
450,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	491,319
240,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	251,344
335,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	354,324
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	122,630
490,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	516,848
		TOTAL	3,874,314
		Energy - Refining—0.2%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	622,448
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	246,376
600,000		Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	661,382
		TOTAL	1,530,206
		Financial Institution - Banking—3.3%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	629,895
400,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	418,995
495,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	501,022
250,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	263,915
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,906,686
250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	262,774
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.968% (3-month USLIBOR +0.650%), 10/1/2021	50,141
1,200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,219,446
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	186,685
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	52,436
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	315,593
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	796,073
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	201,686
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	507,816
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	131,330
580,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	599,275
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	590,344
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	939,581
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	263,238
30,000		Comerica, Inc., 3.800%, 7/22/2026	31,248
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	362,652
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	862,500
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,310,682
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	671,029
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,466,245
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	1,927,342
650,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	684,945
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	874,198
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	220,206
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	502,923
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,001,703
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	300,099
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	$289,568
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	417,603
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	252,741
600,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	612,230
60,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	60,531
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	303,453
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 3.812% (3-month USLIBOR +1.230%), 10/31/2023	50,974
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,358,983
		TOTAL	23,398,786
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	41,737
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	181,108
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	206,443
		TOTAL	429,288
		Financial Institution - Finance Companies—0.3%
750,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	820,822
1,100,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	1,086,590
		TOTAL	1,907,412
		Financial Institution - Insurance - Health—0.3%
600,000		Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	637,717
350,000		Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	364,449
800,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	813,926
		TOTAL	1,816,092
		Financial Institution - Insurance - Life—0.7%
500,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	522,349
800,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	839,447
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	847,757
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	428,887
450,000		Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	468,819
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	366,364
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	175,279
500,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	537,402
170,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	166,739
700,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	806,234
		TOTAL	5,159,277
		Financial Institution - Insurance - P&C—0.4%
700,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	710,777
30,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	31,463
490,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	534,407
640,000		Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	702,847
500,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	818,198
		TOTAL	2,797,692
		Financial Institution - REIT - Apartment—0.3%
750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	779,994
750,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	795,520
200,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	208,986
550,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	563,757
		TOTAL	2,348,257
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.3%
$300,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2021	$309,581
750,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	773,348
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	605,173
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	479,769
	TOTAL	2,167,871
	Financial Institution - REIT - Office—0.2%
350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	367,215
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	420,833
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	780,568
	TOTAL	1,568,616
	Financial Institution - REIT - Other—0.3%
820,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/1/2025	852,317
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	695,069
295,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	299,088
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	263,966
	TOTAL	2,110,440
	Financial Institution - REIT - Retail—0.3%
740,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	769,691
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	748,403
750,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	715,653
	TOTAL	2,233,747
	Technology—1.1%
600,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	606,038
350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	354,054
900,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	921,354
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	79,768
600,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	603,575
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	373,530
270,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	278,148
260,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	286,948
725,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	720,840
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	216,887
145,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	154,087
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	190,102
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	400,320
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	261,016
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	208,589
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	211,119
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	631,761
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 2/12/2055	275,440
600,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	628,529
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	21,984
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	215,164
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	29,339
	TOTAL	7,668,592
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	180,135
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$750,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	$735,754
	TOTAL	915,889
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	410,765
280,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2045	295,898
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	499,964
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	254,879
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	513,864
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	255,467
	TOTAL	2,230,837
	Utility - Electric—1.3%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	612,502
400,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	419,169
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	316,713
165,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	166,341
205,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	223,204
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	889,773
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	206,185
375,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	385,581
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	409,594
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	431,479
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	504,647
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	237,353
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	71,565
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	527,693
320,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	328,702
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	52,355
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	175,038
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	92,358
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	22,495
490,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	536,712
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	210,085
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	51,040
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	112,859
25,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	25,000
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	727,840
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	69,541
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	299,542
1,000,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,016,019
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	147,571
	TOTAL	9,268,956
	Utility - Natural Gas—0.4%
200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 6/15/2027	203,538
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	818,061
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	748,459
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	125,890
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$690,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	$799,763
	TOTAL	2,695,711
	TOTAL CORPORATE BONDS (IDENTIFIED COST $128,586,815)	135,639,195
	MORTGAGE-BACKED SECURITIES—0.0%
31,679	Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	32,784
7,132	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	8,093
4,150	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	4,755
11,725	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	13,338
14,091	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	16,084
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $70,400)	75,054
	PURCHASED PUT OPTIONS—0.1%
7,200	SPDR S&P 500 ETF Trust, Notional Amount $210,960,000, Exercise Price $275.00, Expiration Date: 7/19/2019	342,000
7,500	SPDR S&P 500 ETF Trust, Notional Amount $219,750,000, Exercise Price $275.00, Expiration Date: 7/5/2019	71,250
2,400	SPDR S&P 500 ETF Trust, Notional Amount $70,320,000, Exercise Price $245.00, Expiration Date: 12/20/2019	530,400
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,787,550)	943,650
	U.S. TREASURIES—12.4%
$10,600,000	United States Treasury Bond, 2.750%, 8/15/2047	11,052,597
20,000	United States Treasury Bond, 2.750%, 11/15/2047	20,854
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,092
3,000,000	United States Treasury Bond, 3.000%, 2/15/2049	3,291,289
2,000,000	United States Treasury Bond, 3.125%, 5/15/2048	2,241,734
2,400,000	United States Treasury Note, 1.625%, 2/15/2026	2,364,750
7,000,000	United States Treasury Note, 1.875%, 12/31/2019	6,991,633
8,250,000	United States Treasury Note, 1.875%, 1/31/2022	8,276,291
1,000,000	United States Treasury Note, 2.000%, 10/31/2022	1,008,547
2,650,000	United States Treasury Note, 2.000%, 11/15/2026	2,670,041
2,020,000	United States Treasury Note, 2.125%, 5/31/2021	2,033,288
2,300,000	United States Treasury Note, 2.125%, 11/30/2024	2,339,226
50,000	United States Treasury Note, 2.250%, 11/15/2027	51,163
5,700,000	United States Treasury Note, 2.500%, 6/30/2020	5,729,123
2,000,000	United States Treasury Note, 2.500%, 1/31/2021	2,020,625
11,500,000	United States Treasury Note, 2.500%, 2/28/2021	11,627,091
3,500,000	United States Treasury Note, 2.500%, 2/15/2022	3,567,840
4,000,000	United States Treasury Note, 2.625%, 7/15/2021	4,068,157
3,000,000	United States Treasury Note, 2.750%, 6/30/2025	3,157,219
40,000	United States Treasury Note, 2.875%, 5/31/2025	42,350
1,200,000	United States Treasury Note, 2.875%, 5/15/2028	1,288,048
2,000,000	United States Treasury Note, 3.125%, 11/15/2028	2,192,842
10,700,000	United States Treasury Note, 3.625%, 2/15/2021	11,005,161
3,273	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	3,239
10,783	U.S. Treasury Inflation-Protected Note, 1.000%, 2/15/2046	11,314
	TOTAL U.S. TREASURIES (IDENTIFIED COST $83,653,982)	87,055,514
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—0.2%
	Sovereign—0.2%
$600,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	$655,200
600,000	Mexico, Government of, 3.750%, 1/11/2028	611,250
200,000	Poland, Government of, 4.000%, 1/22/2024	215,194
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,434,800)	1,481,644
	INVESTMENT COMPANIES—20.9%
1,271,043	Emerging Markets Core Fund	12,608,748
767,345	Federated Bank Loan Core Fund	7,543,003
3,177,700	Federated High Income Bond Fund II, Class P	19,924,176
8,953,718	Federated Mortgage Core Portfolio	88,104,584
1,995,694	Federated Project and Trade Finance Core Fund	18,001,162
1,024	Federated U.S. Gov't Securities Fund 2-5 Years, Institutional Shares	11,183
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $142,738,388)	146,192,856
	REPURCHASE AGREEMENT—3.0%
$20,726,000	Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877. (IDENTIFIED COST $20,726,000)	20,726,000
	TOTAL INVESTMENT IN SECURITIES—96.9% (IDENTIFIED COST $636,755,794)[3]	678,858,719
	OTHER ASSETS AND LIABILITIES - NET—3.1%[4]	21,659,162
	TOTAL NET ASSETS—100%	$700,517,881
At June 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	405	$298,100,250	September 2019	$5,271,776
[1]United States Treasury Notes 2-Year Long Futures	150	$32,276,953	September 2019	$250,444
[1]United States Treasury Notes 5-Year Long Futures	200	$23,631,250	September 2019	$410,487
[1]United States Treasury Notes 10-Year Ultra Short Futures	80	$11,050,000	September 2019	$(360,893)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,571,814
At June 30, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
1SPDR S&P 500 ETF Trust (Put Option)	2,400	$70,320,000	December 2019	$220.00	$(217,200)
1SPDR S&P 500 ETF Trust (Put Option)	7,200	$210,960,000	July 2019	$265.00	$(147,600)
1SPDR S&P 500 ETF Trust (Put Option)	7,500	$219,750,000	July 2019	$265.00	$(26,250)
(PREMIUMS RECEIVED $694,704)					$(391,050)
Net Unrealized Appreciation (Depreciation) on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Affiliates	Balance of Shares Held 12/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	1,696,947	182,941	(608,845)	1,271,043	$12,608,748	$1,188,093	$(133,654)	$423,412
Federated Bank Loan Core Fund	769,550	23,150	(25,355)	767,345	$7,543,003	$160,282	$(6,592)	$228,498
Federated High Income Bond Fund II, Class P	3,835,070	573,802	(1,231,172)	3,177,700	$19,924,176	$827,552	$(4,412)	$1,522,163
Federated Mortgage Core Portfolio	11,473,149	169,527	(2,688,958)	8,953,718	$88,104,584	$2,200,810	$113,925	$1,647,939
Federated Project and Trade Finance Core Fund	2,226,116	46,005	(276,427)	1,995,694	$18,001,162	$123,329	$(206,218)	$416,157
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	1,012	12	—	1,024	$11,183	$275	$—	$104
TOTAL OF AFFILIATED TRANSACTIONS	20,001,844	995,437	(4,830,757)	16,166,524	$146,192,856	$4,500,341	$(236,951)	$4,238,273
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	The cost of investments for federal tax purposes amounts to $636,645,229.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$267,653,430	$—	$—	$267,653,430
International	9,990,294	—	—	9,990,294
Debt Securities:
Adjustable Rate Mortgage	—	7,337	—	7,337
Asset-Backed Security	—	41,921	—	41,921
Collateralized Mortgage Obligations	—	8,092,838	—	8,092,838
Commercial Mortgage-Backed Securities	—	958,986	—	958,986
Corporate Bonds	—	135,639,195	—	135,639,195
Mortgage-Backed Securities	—	75,054	—	75,054
U.S. Treasuries	—	87,055,514	—	87,055,514
Foreign Governments/Agencies	—	1,481,644	—	1,481,644
Purchased Put Options	943,650	—	—	943,650
Investment Companies[1]	128,191,694	—	—	146,192,856
Repurchase Agreement	—	20,726,000	—	20,726,000
TOTAL SECURITIES	$406,779,068	$254,078,489	$—	$678,858,719
Other Financial Instruments
Assets
Futures Contracts	$5,932,707	$—	$—	$5,932,707
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(360,893)	—	—	(360,893)
Written Options Contracts	(391,050)	—	—	(391,050)
TOTAL OTHER FINANCIAL INSTRUMENTS	$5,180,764	$—	$—	$5,180,764
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $18,001,162 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.60	$10.80	$9.52	$9.29	$10.54	$11.30
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.23	0.29	0.34	0.44	0.54
Net realized and unrealized gain (loss)	1.05	(1.13)	1.39	0.34	(1.20)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	1.18	(0.90)	1.68	0.68	(0.76)	0.42
Less Distributions:
Distributions from net investment income	(0.22)	(0.30)	(0.40)	(0.45)	(0.44)	(0.38)
Distributions from net realized gain	—	—	—	—	(0.05)	(0.80)
TOTAL DISTRIBUTIONS	(0.22)	(0.30)	(0.40)	(0.45)	(0.49)	(1.18)
Net Asset Value, End of Period	$10.56	$9.60	$10.80	$9.52	$9.29	$10.54
Total Return[2]	12.35%	(8.49)%	18.11%	7.69%	(7.64)%	4.01%
Ratios to Average Net Assets:
Net expenses	0.90%[4]	0.89%	0.83%	0.79%[3]	0.75%[3]	0.76%
Net investment income	2.57%[4]	2.26%	2.91%	3.72%	4.38%	4.99%
Expense waiver/reimbursement[5]	0.02%[4]	0.03%	0.09%	0.14%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$656,366	$632,957	$621,804	$563,745	$631,701	$652,011
Portfolio turnover	19%	96%	71%	90%	97%	54%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.75% for the years ended December 31, 2016 and 2015, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Period Ended 12/31/2018[1]

Net Asset Value, Beginning of Period	$9.59	$10.08
Income From Investment Operations:
Net investment income (loss)[2]	0.12	0.13
Net realized and unrealized gain (loss)	1.05	(0.62)
TOTAL FROM INVESTMENT OPERATIONS	1.17	(0.49)
Less Distributions:
Distributions from net investment income	(0.21)	—
Net Asset Value, End of Period	$10.55	$9.59
Total Return[3]	12.25%	(4.86)%
Ratios to Average Net Assets:
Net expenses[4]	1.15%	1.15%
Net investment income[4]	2.32%	1.91%
Expense waiver/reimbursement[4]	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,152	$44,037
Portfolio turnover	19%	96%[5]
1	Reflects operations for the period from April 26, 2018 (date of initial investment) to December 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $146,192,856 of investment in affiliated holdings (identified cost $636,755,794)		$678,858,719
Cash		876
Restricted cash (Note 2)		12,811,300
Income receivable		2,500,859
Income receivable from affiliated holdings		410,278
Receivable for investments sold		10,863,271
Receivable for shares sold		10,467
Receivable for daily variation margin on futures contracts		1,023,764
TOTAL ASSETS		706,479,534
Liabilities:
Payable for investments purchased	$5,074,776
Payable for shares redeemed	354,712
Written options outstanding (premium $694,704), at value	391,050
Payable for investment adviser fee (Note 5)	42,011
Payable for administrative fees (Note 5)	5,576
Payable for distribution services fee (Note 5)	8,948
Payable for portfolio accounting fees	53,495
Accrued expenses (Note 5)	31,085
TOTAL LIABILITIES		5,961,653
Net assets for 66,335,625 shares outstanding		$700,517,881
Net Assets Consist of:
Paid-in capital		$695,071,155
Total distributable earnings		5,446,726
TOTAL NET ASSETS		$700,517,881
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($656,366,177 ÷ 62,151,155 shares outstanding), no par value, unlimited shares authorized		$10.56
Service Shares:
Net asset value per share ($44,151,704 ÷ 4,184,470 shares outstanding), no par value, unlimited shares authorized		$10.55
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Dividends (including $4,238,273 received from affiliated holdings* and net of foreign taxes withheld of $473)		$7,846,091
Interest		4,170,993
TOTAL INCOME		12,017,084
Expenses:
Investment adviser fee (Note 5)	$2,599,642
Administrative fee (Note 5)	338,054
Custodian fees	30,223
Transfer agent fee	26,778
Directors'/Trustees' fees (Note 5)	3,216
Auditing fees	17,143
Legal fees	8,747
Portfolio accounting fees	93,097
Distribution services fee (Note 5)	55,265
Printing and postage	55,878
Miscellaneous (Note 5)	16,311
TOTAL EXPENSES	3,244,354
Reimbursement:
Reimbursement of investment adviser fee (Note 5)	(65,428)
Net expenses		3,178,926
Net investment income		8,838,158
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(236,951) on sale of investments in affiliated holdings*)		(6,463,135)
Net realized loss on foreign currency transactions		(1,011)
Net realized gain on futures contracts		12,576,142
Net realized gain on written options		1,686,722
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $4,500,341 on investments in affiliated fund holdings*)		58,068,663
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		1,556
Net change in unrealized depreciation of futures contracts		6,710,105
Net change in unrealized appreciation of written options		117,657
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions		72,696,699
Change in net assets resulting from operations		$81,534,857
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,838,158	$14,685,775
Net realized gain (loss)	7,798,718	(22,815,479)
Net change in unrealized appreciation/depreciation	64,897,981	(56,815,881)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,534,857	(64,945,585)
Distributions to Shareholders:
Primary Shares	(13,858,559)	(17,245,330)
Service Shares	(900,138)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,758,697)	(17,245,330)
Share Transactions:
Proceeds from sale of shares	15,580,490	60,468,298
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Tail Risk Fund II	—	181,846,189
Net asset value of shares issued to shareholders in payment of distributions declared	14,758,695	17,245,330
Cost of shares redeemed	(73,592,084)	(122,178,476)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,252,899)	137,381,341
Change in net assets	23,523,261	55,190,426
Net Assets:
Beginning of period	676,994,620	621,804,194
End of period	$700,517,881	$676,994,620
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Fund's Co-Advisers are Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”). The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Effective April 26, 2018, the Fund's original shares were redesignated as Primary Shares and the Fund's Service Shares commenced operations.
On August 17, 2018, the Fund acquired all of the net assets of Federated Managed Tail Risk Fund II, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Federated Managed Tail Risk Fund II shareholders on August 3, 2018. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Federated Managed Tail Risk Fund II was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Managed Tail Risk Fund II Primary Shares exchanged, a shareholder received 0.4796 shares of the Fund's Primary Shares.
For every one share of Federated Managed Tail Risk Fund II Service Shares exchanged, a shareholder received 0.4799 shares of the Fund's Service Shares.
The Fund received net assets from Federated Managed Tail Risk Fund II as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Managed Tail Risk Fund II Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
17,252,819	$181,846,189	$1,990,708	$599,415,157	$781,261,346
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.

Assuming the acquisition had been completed on January 1, 2018, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2018, were as follows:
Net investment income*	$16,332,897
Net realized and unrealized loss on investments	$(82,276,859)
Net decrease in net assets resulting from operations	$(65,943,962)
*	Net investment income includes $133,000 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Federated Managed Tail Risk Fund II that have been included in the Fund's Statement of Changes in Net Assets as of December 31, 2018.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $65,428 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are
Semi-Annual Shareholder Report

used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At June 30, 2019, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $268,187,153 and $14,180,045, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report

The average market value of purchased call and put options held by the Fund throughout the period was $128,139 and $499,164, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written call and put options held by the Fund throughout the period was $33,732 and $192,364, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$300,038*		$—
Equity contracts	Receivable for daily variation margin on futures contracts	$5,271,776*		$ —
Equity contracts		$—	Written option contracts outstanding, at value	$391,050
Equity contracts	Purchased options, Investment in securities at value	$943,650		$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,515,464		$391,050
*	Includes net cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$(354,279)	$—	$—	$(354,279)
Equity contracts	$12,930,421	$(4,329,387)	$1,686,722	$10,287,756
TOTAL	$12,576,142	$(4,329,387)	$1,686,722	$$9,933,477

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[2]	Written Option Contracts	Total
Interest rate contracts	$604,264	$—	$—	$604,264
Equity contracts	$6,105,841	$(248,475)	$117,657	$5,975,023
TOTAL	$6,710,105	$ (248,475)	$117,657	$6,579,287
1	The net realized loss on Purchased Option Contracts is found within the Net realized loss on investments on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,480,227	$14,989,794	5,736,527	$59,498,677
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Tail Risk Fund II	—	—	12,384,634	130,535,314
Shares issued to shareholders in payment of distributions declared	1,369,423	13,858,559	1,677,561	17,245,330
Shares redeemed	(6,658,476)	(67,941,344)	(11,423,916)	(118,377,677)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(3,808,826)	$(39,092,991)	8,374,806	$88,901,644

	Six Months Ended 6/30/2019		Period Ended 12/31/2018[1]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	58,491	$590,696	95,335	$969,621
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Tail Risk Fund II	—	—	4,868,185	51,310,875
Shares issued to shareholders in payment of distributions declared	88,946	900,136	–	–
Shares redeemed	(554,995)	(5,650,740)	(371,492)	(3,800,799)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(407,558)	$(4,159,908)	4,592,028	$48,479,697
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,216,384)	$(43,252,899)	12,966,834	$137,381,341
1	Reflects operations for the period from April 26, 2018 (date of initial investment) to December 31, 2018.
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $636,645,229. The net unrealized appreciation of investments for federal tax purposes was $48,088,958. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,287,514 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,198,556. The amounts presented are inclusive of derivative contracts.
At December 31, 2018, the Fund had a capital loss carryforward of $58,729,832 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$ 38,344,065	$ 20,385,767	$ 58,729,832
At December 31, 2018, for federal income tax purposes, the Fund had $ 100,577 in straddle loss deferrals.
As a result of the August 2018 tax-free transfer of assets from Federated Managed Tail Risk Fund II, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2019, the Co-Advisers reimbursed $65,428 of their fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assetsof the Investment Complex
0.100%	on assets up to $50 billion
0.125%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.098% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$55,265
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2019, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$103,124,777
Sales	$169,473,056
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,123.50	$4.74
Service Shares	$1,000	$1,122.50	$6.05
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.30	$4.51
Service Shares	$1,000	$1,019.10	$5.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Primary Shares	0.90%
Service Shares	1.15%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Managed Volatility Fund II (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania will serve as co-advisers to the Fund (the “Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with the Co-Advisers and their affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Co-Advisers also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
Semi-Annual Shareholder Report

The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Co-Advisers' ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Co-Advisers and their affiliates. The Board also noted the compliance program of the Co-Advisers and the compliance-related resources provided to the Fund by the Co-Advisers, including the Co-Advisers' commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program. The Co-Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year and five-year periods. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Co-Advisers and their affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Co-Advisers and their affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Managed Volatility Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2019

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2019 through June 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2019, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	54.5%
U.S. Treasury Securities	28.3%
U.S. Government Agency Securities	8.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.5%
Repurchase Agreements	2.6%
Non-Agency Mortgage-Backed Securities	1.8%
Asset-Backed Securities	0.4%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—28.3%
	U.S. Treasury Bonds—5.1%
$500,000	2.250%, 8/15/2046	$472,074
1,500,000	2.750%, 8/15/2042	1,572,724
1,200,000	2.875%, 8/15/2045	1,281,826
775,000	2.875%, 5/15/2049	830,522
650,000	3.125%, 8/15/2044	724,740
1,000,000	4.375%, 11/15/2039	1,328,883
	TOTAL	6,210,769
	U.S. Treasury Notes—23.2%
525,000	1.375%, 9/30/2023	517,129
3,000,000	1.750%, 5/15/2022	3,001,175
2,000,000	2.000%, 2/15/2023	2,018,938
1,000,000	2.000%, 5/31/2024	1,011,820
1,350,000	2.250%, 11/15/2027	1,381,392
3,000,000	2.375%, 1/31/2023	3,066,797
3,000,000	2.500%, 1/15/2022	3,055,926
1,800,000	2.500%, 3/31/2023	1,850,189
1,000,000	2.500%, 2/28/2026	1,040,016
8,250,000	2.750%, 8/15/2021	8,418,652
2,500,000	2.750%, 7/31/2023	2,599,199
	TOTAL	27,961,233
	TOTAL U.S. TREASURIES (IDENTIFIED COST $32,900,087)	34,172,002
	ASSET-BACKED SECURITIES—0.4%
	Other—0.4%
177,800	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	179,474
170,604	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	171,075
130,192	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	130,808
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $478,547)	481,357
	GOVERNMENT AGENCIES—8.5%
	Federal Farm Credit System—1.0%
1,000,000	5.750%, 12/7/2028	1,280,859
	Federal Home Loan Bank System—3.9%
3,150,000	2.625%, 5/28/2020	3,168,187
1,100,000	7.125%, 2/15/2030	1,559,967
	TOTAL	4,728,154
	Federal Home Loan Mortgage Corporation—0.1%
72,000	6.750%, 9/15/2029	101,676
	Tennessee Valley Authority Bonds—3.5%
1,700,000	2.875%, 2/1/2027	1,778,528
2,000,000	4.650%, 6/15/2035	2,434,309
	TOTAL	4,212,837
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,980,888)	10,323,526
	MORTGAGE-BACKED SECURITIES—53.5%
	Federal Home Loan Mortgage Corporation—21.8%
679,521	3.000%, 11/1/2045	691,989
1,978,952	3.000%, 10/1/2046	2,007,840
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$774,179	3.000%, 10/1/2046	$789,109
141,407	3.000%, 11/1/2046	143,471
1,628,410	3.500%, 7/1/2042	1,691,830
1,385,488	3.500%, 9/1/2043	1,437,283
360,789	3.500%, 5/1/2046	375,291
1,070,485	3.500%, 7/1/2046	1,113,514
2,951,340	3.500%, 11/1/2047	3,039,538
2,422,379	4.000%, 12/1/2041	2,555,102
270,454	4.000%, 1/1/2042	285,272
1,814,695	4.000%, 3/1/2046	1,892,006
746,803	4.000%, 11/1/2047	776,752
355,301	4.000%, 12/1/2047	371,104
459,539	4.000%, 4/1/2048	477,537
2,379,708	4.000%, 7/1/2048	2,475,327
22,335	4.500%, 10/1/2020	22,520
394,305	4.500%, 8/1/2040	423,369
848,152	4.500%, 12/1/2040	910,670
1,223,875	4.500%, 4/1/2041	1,309,499
278	5.000%, 7/1/2019	278
20,724	5.000%, 2/1/2021	21,010
415,576	5.000%, 1/1/2034	451,183
126,402	5.000%, 5/1/2034	137,327
107,863	5.000%, 4/1/2036	117,810
29,483	5.000%, 5/1/2036	32,200
22,978	5.000%, 6/1/2036	25,099
210,891	5.000%, 6/1/2040	228,553
7,414	5.500%, 12/1/2020	7,530
709,669	5.500%, 5/1/2034	787,438
14,181	5.500%, 12/1/2035	15,802
157,123	5.500%, 2/1/2036	175,366
56,911	5.500%, 5/1/2036	63,464
11,225	5.500%, 5/1/2036	12,549
15,384	5.500%, 5/1/2036	17,178
5,642	5.500%, 6/1/2036	6,315
3,146	5.500%, 6/1/2036	3,521
115,793	5.500%, 11/1/2037	129,640
212,967	5.500%, 1/1/2038	238,481
227,810	5.500%, 3/1/2040	249,032
5,514	6.000%, 1/1/2032	6,164
6,201	6.000%, 1/1/2032	7,003
31,605	6.000%, 2/1/2032	35,515
132,146	6.000%, 4/1/2036	150,816
35,452	6.000%, 5/1/2036	40,599
231,675	6.000%, 6/1/2037	266,575
28,115	6.000%, 7/1/2037	32,260
18,647	6.500%, 6/1/2022	19,455
1,228	6.500%, 5/1/2024	1,321
9,152	6.500%, 3/1/2029	10,242
3,384	6.500%, 6/1/2029	3,771
3,508	6.500%, 7/1/2029	3,932
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$599	6.500%, 9/1/2029	$667
2,459	7.000%, 12/1/2029	2,807
1,066	7.000%, 6/1/2030	1,206
221	7.000%, 11/1/2030	253
185,330	7.000%, 4/1/2032	215,967
18,597	7.500%, 12/1/2030	21,586
12,237	7.500%, 1/1/2031	14,170
3,610	8.500%, 5/1/2030	4,207
1,034	9.000%, 2/1/2025	1,136
983	9.000%, 5/1/2025	1,091
	TOTAL	26,349,542
	Federal National Mortgage Association—21.3%
1,401,998	3.000%, 10/1/2046	1,422,464
2,043,736	3.000%, 11/1/2046	2,073,570
282,716	3.000%, 11/1/2046	287,284
178,063	3.000%, 1/1/2047	180,440
1,374,875	3.000%, 1/1/2047	1,393,226
78,526	3.000%, 2/1/2047	80,065
942,374	3.000%, 2/1/2048	955,247
491,116	3.000%, 2/1/2048	497,825
2,963,128	3.500%, 9/1/2042	3,081,309
1,823,155	3.500%, 8/1/2046	1,880,202
1,542,550	3.500%, 9/1/2046	1,590,094
2,446,808	3.500%, 12/1/2046	2,522,222
1,669,580	3.500%, 12/1/2047	1,719,474
884,529	3.500%, 1/1/2048	918,426
450,077	4.000%, 2/1/2041	474,174
1,191,390	4.000%, 12/1/2041	1,255,177
947,602	4.000%, 4/1/2042	999,818
763,346	4.000%, 2/1/2048	796,821
451,869	4.000%, 2/1/2048	470,131
850,956	4.000%, 2/1/2048	888,539
5	4.500%, 12/1/2019	5
389,704	4.500%, 10/1/2041	415,750
315,114	5.000%, 7/1/2034	342,448
38,967	5.000%, 11/1/2035	42,540
26,282	5.500%, 11/1/2021	27,019
141,093	5.500%, 9/1/2034	157,040
73,325	5.500%, 1/1/2036	81,891
94,529	5.500%, 4/1/2036	105,487
22,967	6.000%, 8/1/2021	23,653
4,052	6.000%, 7/1/2029	4,467
2,318	6.000%, 5/1/2031	2,594
10,583	6.000%, 5/1/2036	12,086
203,036	6.000%, 7/1/2036	232,979
6,528	6.000%, 7/1/2036	7,474
56,412	6.000%, 9/1/2037	64,768
88,342	6.000%, 11/1/2037	101,473
48,517	6.000%, 12/1/2037	53,198
136,135	6.000%, 3/1/2038	156,228
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,896	6.500%, 6/1/2029	$2,135
2,400	6.500%, 6/1/2029	2,706
682	6.500%, 6/1/2029	770
285	6.500%, 7/1/2029	320
471	6.500%, 7/1/2029	489
243	6.500%, 7/1/2029	273
3,625	6.500%, 7/1/2029	4,091
28	6.500%, 7/1/2029	31
330	6.500%, 7/1/2029	371
260	6.500%, 8/1/2029	287
4,379	6.500%, 9/1/2030	4,950
28,885	6.500%, 6/1/2031	32,712
23,248	6.500%, 4/1/2032	26,230
1,992	7.000%, 2/1/2024	2,141
3,692	7.000%, 10/1/2029	4,193
13,432	7.000%, 10/1/2029	15,415
4,439	7.000%, 11/1/2030	5,134
98,429	7.000%, 4/1/2031	114,125
90,283	7.000%, 4/1/2032	105,183
2,144	7.500%, 8/1/2028	2,428
264	7.500%, 9/1/2028	301
3,840	7.500%, 2/1/2030	4,440
1,831	8.000%, 7/1/2030	2,135
	TOTAL	25,648,468
	Government Agency—0.3%
418,073	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	414,534
	Government National Mortgage Association—10.1%
2,860,214	3.000%, 11/20/2047	2,924,009
3,957,648	3.500%, 1/20/2048	4,101,359
1,246,453	3.500%, 2/20/2048	1,292,883
613,266	4.500%, 6/20/2039	651,688
547,634	4.500%, 10/15/2039	589,832
708,780	4.500%, 8/20/2040	752,219
348,888	5.000%, 7/15/2034	380,234
24,889	6.000%, 4/15/2032	27,975
47,815	6.000%, 5/15/2032	54,090
79,640	6.000%, 4/15/2036	90,976
232,524	6.000%, 5/15/2036	265,241
214,028	6.000%, 5/15/2036	244,319
44,305	6.000%, 7/20/2036	50,472
42,474	6.000%, 5/20/2037	48,511
242,589	6.000%, 7/20/2038	276,482
5,319	6.500%, 12/15/2023	5,648
9,635	6.500%, 5/15/2024	10,280
2,880	6.500%, 6/15/2029	3,238
4,997	6.500%, 6/15/2031	5,639
5,497	6.500%, 7/20/2031	6,247
5,186	6.500%, 8/20/2031	5,890
25,653	6.500%, 10/15/2031	29,336
55,402	6.500%, 12/15/2031	62,961
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$7,305	6.500%, 4/15/2032	$8,306
208,923	6.500%, 5/15/2032	239,753
27,993	6.500%, 5/15/2032	31,891
1,710	7.500%, 10/15/2029	1,964
397	7.500%, 10/15/2029	457
4,999	7.500%, 3/20/2030	5,746
1,037	8.000%, 4/15/2030	1,205
	TOTAL	12,168,851
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,440,237)	64,581,395
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
	Government National Mortgage Association—1.0%
1,189,791	Government National Mortgage Association REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,205,708
	Non-Agency Mortgage-Backed Securities—1.8%
120,478	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	79,965
296,193	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	301,810
664,657	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	676,850
1,133,028	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,154,505
	TOTAL	2,213,130
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,528,817)	3,418,838
	COMMERCIAL MORTGAGE-BACKED SECURITIES—3.5%
	Agency Commercial Mortgage-Backed Securities—3.5%
1,455,000	FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,536,778
2,500,000	FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,652,585
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,991,623)	4,189,363
	REPURCHASE AGREEMENT—2.6%
3,100,000	Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877. (IDENTIFIED COST $3,100,000)	3,100,000
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $114,420,199)[1]	120,266,481
	OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	494,578
	TOTAL NET ASSETS—100%	$120,761,059
1	The cost of investments for federal tax purposes amounts to $114,322,373.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabiities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.52	$10.73	$10.78	$10.88	$11.12	$10.95
Income From Investment Operations:
Net investment income[1]	0.14	0.24	0.23	0.23	0.25	0.27
Net realized and unrealized gain (loss)	0.30	(0.20)	(0.03)	(0.06)	(0.19)	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.04	0.20	0.17	0.06	0.50
Less Distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.25)	(0.27)	(0.30)	(0.33)
Net Asset Value, End of Period	$10.70	$10.52	$10.73	$10.78	$10.88	$11.12
Total Return[2]	4.24%	0.45%	1.92%	1.61%	0.52%	4.62%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.78%	0.78%	0.76%	0.76%	0.76%
Net investment income	2.60%[3]	2.28%	2.13%	2.12%	2.25%	2.45%
Expense waiver/reimbursement[4]	0.10%[3]	0.08%	0.07%	0.06%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,761	$120,654	$132,958	$152,795	$168,742	$187,012
Portfolio turnover	30%	64%	24%	53%	34%	51%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	64%	24%	41%	27%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $114,420,199)		$120,266,481
Cash		13,012
Income receivable		547,242
Receivable for shares sold		1,785
Prepaid expenses		7,131
TOTAL ASSETS		120,835,651
Liabilities:
Payable for shares redeemed	$36,423
Payable for investment adviser fee (Note 5)	5,127
Payable for administrative fees (Note 5)	788
Payable for portfolio accounting fees	32,254
TOTAL LIABILITIES		74,592
Net assets for 11,283,186 shares outstanding		$120,761,059
Net Assets Consist of:
Paid-in capital		$116,120,700
Total distributable earnings (loss)		4,640,359
TOTAL NET ASSETS		$120,761,059
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$120,761,059 ÷ 11,283,186 shares outstanding, no par value, unlimited shares authorized		$10.70
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Interest		$1,988,897
Net income on securities loaned		13
TOTAL INCOME		1,988,910
Expenses:
Investment adviser fee (Note 5)	$354,096
Administrative fee (Note 5)	48,432
Custodian fees	8,267
Transfer agent fee	5,794
Directors'/Trustees' fees (Note 5)	1,019
Auditing fees	13,018
Legal fees	5,103
Portfolio accounting fees	48,496
Printing and postage	19,447
Miscellaneous (Note 5)	11,154
TOTAL EXPENSES	514,826
Waiver:
Waiver of investment adviser fee (Note 5)	(59,426)
Net expenses		455,400
Net investment income		1,533,510
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(807,570)
Net change in unrealized appreciation of investments		4,299,522
Net realized and unrealized gain on investments		3,491,952
Change in net assets resulting from operations		$5,025,462
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,533,510	$2,850,913
Net realized loss	(807,570)	(1,264,848)
Net change in unrealized appreciation/depreciation	4,299,522	(1,271,303)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,025,462	314,762
Distributions to Shareholders	(2,868,385)	(3,072,484)
Share Transactions:
Proceeds from sale of shares	6,223,952	12,071,536
Net asset value of shares issued to shareholders in payment of distributions declared	2,868,385	3,072,484
Cost of shares redeemed	(11,142,079)	(24,690,505)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,049,742)	(9,546,485)
Change in net assets	107,335	(12,304,207)
Net Assets:
Beginning of period	120,653,724	132,957,931
End of period	$120,761,059	$120,653,724
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $59,426 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At June 30, 2019, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of June 30, 2019, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2019	Year Ended 12/31/2018
Shares sold	590,532	1,157,893
Shares issued to shareholders in payment of distributions declared	275,806	298,589
Shares redeemed	(1,057,578)	(2,377,228)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(191,240)	(920,746)
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $114,322,373. The net unrealized appreciation of investments for federal tax purposes was $5,944,108. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,992,385 and net unrealized depreciation from investments for those securities having an excess of cost over value of $48,277.
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At December 31, 2018, the Fund had a capital loss carryforward of $1,990,826 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$687,679	$1,303,147	$1,990,826
At December 31, 2018, for federal income tax purposes, the Fund had $21,497 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the Adviser voluntarily waived $59,426 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$5,183,436
Sales	$2,978,866
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,042.40	$3.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.00	$3.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee
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and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its
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Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group and the Fund's performance was at median of the relevant Peer Group for the one-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
20

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
22

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
23

Federated Fund for U.S. Government Securities II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2019
Share Class	Primary	Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2019 through June 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2019, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	10.3%
Cable Satellite	8.8%
Technology	7.8%
Midstream	6.3%
Packaging	6.2%
Independent Energy	5.2%
Media Entertainment	4.9%
Pharmaceuticals	4.2%
Gaming	3.8%
Wireless Communications	3.8%
Other[2]	33.9%
Cash Equivalents[3]	4.6%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.1%
	Aerospace/Defense—1.3%
$200,000	TransDigm UK Holdings PLC, Sr. Sub., Series WI, 6.875%, 5/15/2026	$202,875
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	524,375
100,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	104,625
575,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	582,187
200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	203,250
475,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	482,719
	TOTAL	2,100,031
	Automotive—3.0%
625,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	498,437
725,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	725,906
600,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	633,750
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	51,563
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	262,281
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	271,906
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	325,813
375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	384,375
100,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	104,125
900,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	929,250
600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	587,250
	TOTAL	4,774,656
	Banking—0.4%
575,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	638,193
	Building Materials—2.0%
75,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	77,906
600,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	627,750
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	399,844
625,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	634,375
180,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	186,075
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	129,063
525,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	513,187
600,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	609,000
	TOTAL	3,177,200
	Cable Satellite—8.8%
325,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	341,656
775,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	794,127
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	665,405
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	284,625
500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	528,750
375,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	386,250
325,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	341,640
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	401,000
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	245,953
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	482,625
275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	303,270
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	243,990
450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	468,563
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	$477,563
700,000		Charter Communications Holdings II, 5.750%, 1/15/2024	717,412
950,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	902,500
200,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	196,500
500,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	497,500
475,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	435,813
400,000		Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	412,600
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	307,734
100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	102,115
600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	621,000
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	308,310
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	867,000
275,000		Unitymedia KabelBW Gmbh, 144A, 6.125%, 1/15/2025	287,444
475,000		Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	488,518
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	207,750
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	203,250
200,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	207,748
200,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	208,000
700,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	715,547
300,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	304,626
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	201,500
		TOTAL	14,158,284
		Chemicals—2.5%
200,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	197,500
625,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	618,750
675,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	645,469
400,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	418,500
625,000	[1,2]	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	487,500
150,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	151,125
700,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	659,750
250,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	254,063
575,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	593,687
		TOTAL	4,026,344
		Construction Machinery—0.7%
50,000		United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	51,500
100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	108,500
525,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	553,875
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	480,937
		TOTAL	1,194,812
		Consumer Cyclical Services—0.8%
125,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	127,344
625,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	626,562
525,000		GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	521,063
		TOTAL	1,274,969
		Consumer Products—1.5%
50,000		Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	51,500
125,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	126,875
450,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	488,174
425,000		First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	425,531
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$650,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	$655,687
700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	735,875
	TOTAL	2,483,642
	Diversified Manufacturing—1.4%
125,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	130,625
75,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	80,531
784,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	785,470
100,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	105,750
375,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	338,438
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	556,187
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	180,250
	TOTAL	2,177,251
	Environmental—0.3%
400,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	408,884
	Finance Companies—2.0%
875,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	889,218
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	103,750
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	104,000
100,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	103,706
725,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	782,442
900,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	931,212
225,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	224,719
	TOTAL	3,139,047
	Food & Beverage—2.6%
625,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	106,250
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	432,438
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	412,500
125,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	128,750
575,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	582,906
250,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	259,063
150,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	150,938
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	206,250
1,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,167,187
650,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	670,312
	TOTAL	4,116,594
	Gaming—3.8%
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	212,326
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	414,500
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	105,500
650,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	651,625
550,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	580,937
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	108,125
625,000	MGM Resorts International, 6.000%, 3/15/2023	678,906
100,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	101,000
325,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	355,056
450,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	442,688
275,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	272,250
600,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	610,500
750,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	795,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$525,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	$527,625
300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	296,250
	TOTAL	6,152,288
	Health Care—10.3%
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	178,719
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	654,687
700,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	630,000
950,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	1,061,625
325,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	314,031
200,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	192,706
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	150,842
400,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	272,000
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	105,480
625,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	435,938
200,000	HCA, Inc., 5.875%, 5/1/2023	217,976
475,000	HCA, Inc., 5.875%, 2/15/2026	526,062
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	811,406
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	189,000
275,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	298,375
250,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	274,375
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	546,000
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	207,000
550,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	577,500
200,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2023	198,000
250,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	246,563
1,025,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	966,267
1,200,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	1,152,000
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	443,750
925,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	938,875
575,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	575,000
500,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	435,000
1,225,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	943,250
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	51,625
450,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	462,797
500,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	503,750
275,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	279,469
650,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	654,875
125,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	125,000
75,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	79,410
850,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	790,500
	TOTAL	16,489,853
	Health Insurance—0.2%
250,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	263,438
	Independent Energy—5.2%
325,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	301,437
50,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	45,875
175,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	186,139
250,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	243,750
469,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	476,035
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$75,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	$75,844
75,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	72,656
400,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	396,000
250,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	253,750
825,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	725,488
600,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	602,250
375,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	258,750
225,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	237,937
250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	194,375
325,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	253,094
200,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	198,000
75,000	Laredo Petroleum, 5.625%, 1/15/2022	69,938
225,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	210,443
500,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	486,250
175,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	175,438
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	221,625
100,000	Parsley Energy LLC/Parsley Finance Corp., 144A, 6.250%, 6/1/2024	104,250
125,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	128,750
200,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	210,000
200,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	193,500
175,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	165,375
475,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	419,187
200,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	184,500
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	137,250
25,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	23,250
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	94,250
350,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	320,250
225,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	216,563
125,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	16,250
375,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	35,625
350,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	350,875
150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	145,406
	TOTAL	8,430,355
	Industrial - Other—0.8%
200,000	Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	217,500
475,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	422,750
100,000	IAA Spinco Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	104,250
325,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	332,312
200,000	Resideo Funding, Inc, Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	208,500
	TOTAL	1,285,312
	Insurance - P&C—3.3%
175,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	181,016
550,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	499,125
500,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	520,000
650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	649,187
75,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	75,563
1,600,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,626,000
400,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	378,000
700,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	695,415
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$700,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	$694,750
		TOTAL	5,319,056
		Leisure—0.7%
750,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	781,875
325,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	331,094
		TOTAL	1,112,969
		Lodging—0.5%
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	180,979
375,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 5/1/2026	392,344
175,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	183,969
		TOTAL	757,292
		Media Entertainment—4.9%
125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	127,344
525,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	540,094
475,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	502,906
275,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	282,563
250,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	255,625
50,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	50,000
150,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	156,375
600,000		Gannett Co., Inc., 6.375%, 10/15/2023	620,250
75,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	81,563
375,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	382,969
325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	338,000
44,753		iHeartCommunications, Inc., 6.375%, 5/1/2026	47,718
750,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	75
631,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	664,260
225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	230,625
325,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	342,030
825,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	856,729
150,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	154,125
175,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	175,656
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	320,937
200,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	205,000
75,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	73,875
800,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	820,760
675,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	690,120
		TOTAL	7,919,599
		Metals & Mining—1.5%
375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	367,031
550,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	551,375
575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	550,562
175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	180,906
325,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	337,188
225,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	233,719
175,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	190,585
		TOTAL	2,411,366
		Midstream—6.3%
200,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	211,500
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	184,625
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$425,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	$452,625
175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	175,437
300,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	297,375
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	549,312
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	501,925
575,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	549,125
600,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	669,750
250,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	259,375
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	449,437
300,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	264,750
550,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	489,500
800,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	836,000
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	707,875
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	103,750
425,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	429,250
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	453,375
500,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	482,500
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	418,000
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	51,188
150,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	156,563
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	285,656
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	27,313
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	286,000
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	505,281
177,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	181,867
175,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	169,313
	TOTAL	10,148,667
	Oil Field Services—1.6%
75,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	75,938
350,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	367,535
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	145,875
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	307,410
200,000	Sesi LLC, 7.125%, 12/15/2021	141,500
725,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	473,062
350,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	324,800
175,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	184,644
525,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	557,760
	TOTAL	2,578,524
	Packaging—6.2%
525,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	539,438
475,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	492,813
775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	819,562
350,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	358,313
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	234,563
675,000	Berry Plastics Corp., 5.500%, 5/15/2022	685,125
150,000	Berry Plastics Corp., 6.000%, 10/15/2022	153,375
425,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	426,859
1,025,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	991,687
175,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	180,250
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	$978,250
575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	531,875
750,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	775,312
425,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	444,656
150,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	162,345
125,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	136,875
650,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	673,332
581,465	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	583,645
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	320,250
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	468,750
	TOTAL	9,957,275
	Paper—0.5%
750,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	684,375
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	128,594
	TOTAL	812,969
	Pharmaceuticals—4.2%
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	209,250
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	210,696
60,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	60,705
160,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	162,459
925,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	945,812
250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	260,625
625,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	688,763
375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	420,394
50,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	56,065
200,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	201,500
275,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	277,750
444,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	321,900
675,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	455,625
1,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	1,374,687
925,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	624,375
575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	437,000
	TOTAL	6,707,606
	Refining—0.4%
675,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	689,006
	Restaurants—1.2%
1,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	1,060,815
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	126,719
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	77,062
125,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	128,125
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	525,620
	TOTAL	1,918,341
	Retailers—1.3%
150,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.625%, 5/15/2024	156,480
250,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	260,598
375,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	375,759
300,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	299,742
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	530,250
375,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	364,687
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$50,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	$52,563
	TOTAL	2,040,079
	Supermarkets—0.9%
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	241,313
600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	607,500
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	572,687
	TOTAL	1,421,500
	Technology—7.8%
650,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	567,125
375,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	402,750
775,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	818,190
275,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	284,969
125,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	128,875
825,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	850,575
100,000	First Data Corp., 144A, 5.000%, 1/15/2024	102,513
250,000	First Data Corp., 144A, 5.375%, 8/15/2023	254,813
775,000	First Data Corp., 144A, 5.750%, 1/15/2024	798,250
250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	258,477
125,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	129,844
725,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	668,812
950,000	Infor US, Inc., 6.500%, 5/15/2022	970,282
675,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	688,615
675,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	705,375
400,000	NCR Corp., 6.375%, 12/15/2023	413,500
175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	177,930
450,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	470,385
375,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	252,188
475,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	493,703
200,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	213,500
200,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	212,000
725,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	772,125
375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	367,597
1,075,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,112,625
400,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	393,420
	TOTAL	12,508,438
	Utility - Electric—2.4%
150,000	Calpine Corp., 144A, 5.250%, 6/1/2026	153,188
550,000	Calpine Corp., 5.750%, 1/15/2025	547,937
825,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	861,094
225,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	240,187
375,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	414,375
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	53,813
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	50,313
750,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	755,625
150,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	153,937
300,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	311,053
175,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	185,281
200,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	212,500
	TOTAL	3,939,303
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—3.8%
$250,000		Altice France SA, 144A, 8.125%, 2/1/2027	$263,125
650,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	613,844
1,175,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,207,312
500,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	518,750
775,000		Sprint Corp., 7.125%, 6/15/2024	823,670
750,000		Sprint Corp., 7.875%, 9/15/2023	817,500
400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	426,500
200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	205,500
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	258,513
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	281,875
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	312,300
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	352,157
		TOTAL	6,081,046
		TOTAL CORPORATE BONDS (IDENTIFIED COST $153,885,965)	152,614,189
		COMMON STOCK—0.1%
		Media Entertainment—0.1%
7,915	[2]	iHeartMedia, Inc. (IDENTIFIED COST $191,921)	119,121
		REPURCHASE AGREEMENT—4.6%
7,383,000		Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877. (IDENTIFIED COST $7,383,000)	7,383,000
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $161,460,886)[4]	160,116,310
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	389,984
		TOTAL NET ASSETS—100%	$160,506,294
1	Issuer in default.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	The cost of investments for federal tax purposes amounts to $161,606,275.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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11

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Price	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$152,614,114	$75	$152,614,189
Equity Securities:
Common Stock
Domestic	119,121	—	—	119,121
Repurchase Agreement	—	7,383,000	—	7,383,000
TOTAL SECURITIES	$119,121	$159,997,114	$75	$160,116,310
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$6.07	$6.82	$6.84	$6.36	$6.91	$7.15
Income From Investment Operations:
Net investment income[1]	0.17	0.34	0.36	0.37	0.37	0.39
Net realized and unrealized gain (loss)	0.43	(0.55)	0.09	0.53	(0.53)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.21)	0.45	0.90	(0.16)	0.19
Less Distributions:
Distributions from net investment income	(0.40)	(0.54)	(0.47)	(0.42)	(0.39)	(0.43)
Net Asset Value, End of Period	$6.27	$6.07	$6.82	$6.84	$6.36	$6.91
Total Return[2]	9.98%	(3.29)%	6.94%	14.82%	(2.57)%	2.69%
Ratios to Average Net Assets:
Net expenses	0.81%[3]	0.81%	0.78%	0.72%	0.77%	0.77%
Net investment income	5.52%[3]	5.27%	5.26%	5.74%	5.55%	5.60%
Expense waiver/reimbursement[4]	0.02%[3]	0.01%	0.00%[5]	0.06%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,532	$106,628	$192,194	$190,070	$267,448	$287,649
Portfolio turnover	14%	18%	32%	26%	33%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$6.04	$6.78	$6.81	$6.33	$6.87	$7.11
Income From Investment Operations:
Net investment income[1]	0.16	0.32	0.34	0.35	0.35	0.38
Net realized and unrealized gain (loss)	0.43	(0.54)	0.09	0.53	(0.52)	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.59	(0.22)	0.43	0.88	(0.17)	0.17
Less Distributions:
Distributions from net investment income	(0.38)	(0.52)	(0.46)	(0.40)	(0.37)	(0.41)
Net Asset Value, End of Period	$6.25	$6.04	$6.78	$6.81	$6.33	$6.87
Total Return[2]	9.91%	(3.43)%	6.56%	14.53%	(2.72)%	2.42%
Ratios to Average Net Assets:
Net expenses	1.06%[3]	1.06%	1.03%	0.96%	1.01%	1.02%
Net investment income	5.27%[3]	5.03%	5.01%	5.48%	5.29%	5.35%
Expense waiver/reimbursement[4]	0.02%[3]	0.01%	0.00%[5]	0.08%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,974	$43,012	$50,284	$49,183	$44,179	$57,999
Portfolio turnover	14%	18%	32%	26%	33%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $161,460,886)		$160,116,310
Cash		236
Income receivable		2,506,868
Receivable for investments sold		247,326
Receivable for shares sold		71,764
TOTAL ASSETS		162,942,504
Liabilities:
Payable for investments purchased	$1,791,506
Payable for shares redeemed	604,398
Payable for investment adviser fee (Note 5)	7,750
Payable for administrative fees (Note 5)	1,049
Payable for distribution services fee (Note 5)	9,667
Accrued expenses (Note 5)	21,840
TOTAL LIABILITIES		2,436,210
Net assets for 25,615,490 shares outstanding		$160,506,294
Net Assets Consist of:
Paid-in capital		$169,892,887
Total distributable earnings (loss)		(9,386,593)
TOTAL NET ASSETS		$160,506,294
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($112,532,017 ÷ 17,937,570 shares outstanding), no par value, unlimited shares authorized		$6.27
Service Shares:
Net asset value per share ($47,974,277 ÷ 7,677,920 shares outstanding), no par value, unlimited shares authorized		$6.25
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Interest		$4,952,331
Expenses:
Investment adviser fee (Note 5)	$469,528
Administrative fee (Note 5)	63,158
Custodian fees	7,475
Transfer agent fee	8,359
Directors'/Trustees' fees (Note 5)	1,154
Auditing fees	16,870
Legal fees	5,368
Portfolio accounting fees	42,099
Distribution services fee (Note 5)	57,021
Printing and postage	26,478
Miscellaneous (Note 5)	11,361
TOTAL EXPENSES	708,871
Waiver of investment adviser fee (Note 5)	(19,350)
Net expenses		689,521
Net investment income		4,262,810
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		13,890
Net change in unrealized depreciation of investments		10,663,821
Net realized and unrealized gain on investments		10,677,711
Change in net assets resulting from operations		$14,940,521
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,262,810	$9,093,387
Net realized gain	13,890	590,091
Net change in unrealized appreciation/depreciation	10,663,821	(15,517,633)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,940,521	(5,834,155)
Distributions to Shareholders:
Primary Shares	(6,917,851)	(9,160,767)
Service Shares	(2,697,708)	(3,793,391)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,615,559)	(12,954,158)
Share Transactions:
Proceeds from sale of shares	23,096,008	32,243,150
Net asset value of shares issued to shareholders in payment of distributions declared	9,615,553	12,954,150
Cost of shares redeemed	(27,169,951)	(119,247,711)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,541,610	(74,050,411)
Change in net assets	10,866,572	(92,838,724)
Net Assets:
Beginning of period	149,639,722	242,478,446
End of period	$160,506,294	$149,639,722
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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18

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $19,350 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
19

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,919,958	$12,017,728	3,543,782	$22,656,876
Shares issued to shareholders in payment of distributions declared	1,132,218	6,917,851	1,477,543	9,160,767
Shares redeemed	(2,678,808)	(16,779,752)	(15,649,947)	(103,973,265)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	373,368	2,155,827	(10,628,622)	(72,155,622)

	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,785,719	$11,078,280	1,496,206	$9,586,274
Shares issued to shareholders in payment of distributions declared	442,972	2,697,702	613,816	3,793,383
Shares redeemed	(1,671,703)	(10,390,199)	(2,402,438)	(15,274,446)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	556,988	$3,385,783	(292,416)	$(1,894,789)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	930,356	5,541,610	(10,921,038)	(74,050,411)
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $161,606,275. The net unrealized depreciation of investments for federal tax purposes was $1,489,965. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,926,614 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,416,579.
At December 31, 2018, the Fund had a capital loss carryforward of $12,032,189 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$223,291	$11,808,898	$12,032,189
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. For the six months ended June 30, 2019, the Adviser voluntarily waived $19,350 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$57,021
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2019, FSC retained $1,768 fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $402,047 and $249,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$21,828,024
Sales	$24,409,732
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,099.80	$4.22
Service Shares	$1,000	$1,099.10	$5.52
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.80	$4.06
Service Shares	$1,000	$1,019.50	$5.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
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Evaluation and Approval of Advisory Contract–May 2019
Federated High Income Bond Fund II (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee
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and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its
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Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the five-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated High Income Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2019
Share Class	Primary	Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2019 through June 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	29.7%
Information Technology	18.9%
Industrials	9.3%
Consumer Discretionary	6.6%
Materials	4.7%
Financials	3.3%
Real Estate	2.7%
Communication Services	1.9%
Energy	0.8%
Consumer Staples	0.1%
Securities Lending Collateral[2]	1.8%
Cash Equivalents[3]	22.3%
Other Assets and Liabilities—Net[4]	(2.1)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—77.9%
		Communication Services—1.9%
972,501		BT Group PLC	$2,430,868
25,879		JC Decaux SA	783,949
1,337	[1]	Spotify Technology SA	195,496
		TOTAL	3,410,313
		Consumer Discretionary—6.6%
3,500	[1]	Alibaba Group Holding Ltd., ADR	593,075
680	[1]	Amazon.com, Inc.	1,287,668
5,000	[1,2]	Canada Goose Holdings, Inc.	193,650
3,387	[1]	Etsy, Inc.	207,860
22,200	[1]	Floor & Decor Holdings, Inc.	930,180
10,000	[1]	GreenTree Hospitality Group Ltd., ADR	130,000
14,600	[1]	GrubHub, Inc.	1,138,654
8,100		Hilton Worldwide Holdings, Inc.	791,694
1,600		Home Depot, Inc.	332,752
15,400		Las Vegas Sands Corp.	909,986
15,500	[1,2]	Levi Strauss & Co.	323,640
19,800	[1,2]	Luckin Coffee, Inc., ADR	385,902
24,200		Moncler S.p.A	1,034,670
771,467		NagaCorp Ltd.	946,126
3,310	[1]	Planet Fitness, Inc.	239,776
2,750	[1]	Takeaway.com Holding BV	258,097
8,000	[1]	The RealReal, Inc.	231,200
3,981		Vail Resorts, Inc.	888,480
13,450		Wingstop, Inc.	1,274,388
		TOTAL	12,097,798
		Consumer Staples—0.1%
1,008	[1,2]	Beyond Meat, Inc.	161,965
		Energy—0.8%
24,701	[1]	New Fortress Energy LLC	289,249
3,400		Pioneer Natural Resources, Inc.	523,124
32,000	[1]	Rattler Midstream Partners LP	620,480
		TOTAL	1,432,853
		Financials—3.3%
9,400	[1]	ARYA Sciences Acquisition Corp.	100,486
4,200		BlackRock, Inc.	1,971,060
165,233		FinecoBank Banca Fineco SPA	1,843,166
19,200		Hamilton Lane, Inc.	1,095,552
2,600		Kemper Corp.	224,354
55,000	[1]	Qudian, Inc., ADR	412,500
39,200		Two Harbors Investment Co.	496,664
		TOTAL	6,143,782
		Health Care—29.6%
13,400		Abbott Laboratories	1,126,940
27,000	[1]	Albireo Pharma, Inc.	870,480
15,462	[1,3]	Alector, Inc.	264,959
16,433	[1]	Alector, Inc.	312,227
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,800	[1]	Align Technology, Inc.	$492,660
27,324	[1,2]	Amarin Corporation PLC., ADR	529,812
22,700	[1]	Amphastar Pharmaceuticals, Inc.	479,197
19,100	[1]	AnaptysBio, Inc.	1,077,622
49,400	[1]	Argenx SE	6,956,552
17,101	[1]	Atara Biotherapeutics, Inc.	343,901
332	[1]	BioNano Genomics, Inc.	815
23,000	[1]	Boston Scientific Corp.	988,540
16,663	[1,2]	CRISPR Therapeutics AG	784,827
86,414	[1]	Calithera Biosciences, Inc.	337,015
44,400	[1]	Catabasis Pharmaceuticals, Inc.	358,308
270,092	[1]	Corcept Therapeutics, Inc.	3,011,526
11,300		Danaher Corp.	1,614,996
9,494	[1]	Dexcom, Inc.	1,422,581
81,762	[1]	Dynavax Technologies Corp.	326,231
7,200	[1]	Editas Medicine, Inc.	178,128
2,500	[1]	Edwards Lifesciences Corp.	461,850
5,400	[1,2]	GW Pharmaceuticals PLC, ADR	930,906
13,300	[1]	Galapagos NV	1,715,506
24,200	[1]	Galapagos NV, ADR	3,120,106
7,249	[1]	Genmab A/S	1,334,647
15,300	[1]	Glaukos Corp.	1,153,620
12,679	[1]	Gossamer Bio, Inc.	281,220
2,700	[1]	IDEXX Laboratories, Inc.	743,391
6,729	[1]	Illumina, Inc.	2,477,281
11,200	[1]	Insulet Corp.	1,337,056
1,836	[1]	iRhythm Technologies, Inc.	145,191
164,287	[1]	Minerva Neurosciences, Inc.	924,936
4,100	[1]	Penumbra, Inc.	656,000
13,400	[1]	Repligen Corp.	1,151,730
17,200	[1]	Rhythm Pharmaceuticals, Inc.	378,400
139,400	[1]	Scynexis, Inc.	182,614
4,300		Stryker Corp.	883,994
32,100	[1]	Tandem Diabetes Care, Inc.	2,071,092
8,000	[1]	Teladoc, Inc.	531,280
8,100	[1]	Twist Bioscience Corp.	234,981
33,700	[1]	Ultragenyx Pharmaceutical, Inc.	2,139,950
32,400	[1]	UniQure N.V.	2,532,060
33,200	[1]	Veeva Systems, Inc.	5,382,052
14,400	[1]	Vericel Corp	272,016
20,900	[1]	Zai Lab Ltd., ADR	728,783
20,382	[1,2]	Zogenix, Inc.	973,852
		TOTAL	54,221,831
		Industrials—9.3%
36,900		Air Lease Corp.	1,525,446
52,400	[1]	Azul S.A., ADR	1,752,256
4,030	[1]	CoStar Group, Inc.	2,232,862
21,400		Heico Corp.	2,863,534
16,200	[1]	IHS Markit Ltd.	1,032,264
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,341	[1,2]	Lyft, Inc.	$88,117
24,700	[1]	Mercury Systems, Inc.	1,737,645
6,755	[1]	Parsons Corp.	248,989
8,300		Roper Technologies, Inc.	3,039,958
9,629	[1]	Trex Co., Inc.	690,399
23,112	[1]	Upwork, Inc.	371,641
9,400		Verisk Analytics, Inc.	1,376,724
		TOTAL	16,959,835
		Information Technology—18.9%
1,575	[1]	Adobe, Inc.	464,074
58,300	[1]	Advanced Micro Devices, Inc.	1,770,571
6,410	[1]	Ansys, Inc.	1,312,896
1,300	[1]	Avalara, Inc.	93,860
4,700		Broadcom, Inc.	1,352,942
16,500	[1]	Coupa Software, Inc.	2,089,065
2,000	[1]	DocuSign, Inc.	99,420
9,855	[1]	Dropbox, Inc.	246,868
2,655	[1]	Everbridge, Inc.	237,410
132,692	[1]	Evry AS	542,733
55,000	[1]	GDS Holdings Ltd., ADR	2,066,350
16,200	[1]	GoDaddy, Inc.	1,136,430
2,700	[1]	Guidewire Software, Inc.	273,726
38,400		Marvell Technology Group Ltd.	916,608
52,872	[1]	Nexi SpA	545,035
1,950	[1]	Okta, Inc.	240,845
45,900	[1]	PagSeguro Digital Ltd.	1,788,723
15,444	[1]	Q2 Holdings, Inc.	1,179,304
32,100	[1]	Radware Ltd.	793,833
15,900	[1]	Rapid7, Inc.	919,656
9,400	[1]	RealPage, Inc.	553,190
2,840	[1]	Salesforce.com, Inc.	430,913
15,400	[1]	ServiceNow, Inc.	4,228,378
7,950	[1]	Shopify, Inc.	2,386,192
21,900	[1]	Splunk, Inc.	2,753,925
7,000	[1]	Tyler Technologies, Inc.	1,512,140
16,400	[1]	Workday, Inc.	3,371,512
10,030	[1]	Worldpay, Inc.	1,229,177
		TOTAL	34,535,776
		Materials—4.7%
24,300		Agnico Eagle Mines Ltd.	1,245,132
115,400	[1]	B2Gold Corp.	350,725
53,000		Barrick Gold Corp.	835,810
21,376	[1]	Endeavour Financial Corp.	348,500
92,700	[1]	Kinross Gold Corp.	359,676
9,300		Kirkland Lake Gold Ltd.	399,156
18,100		Newcrest Mining Ltd.	406,808
24,668		Newmont Goldcorp Corp.	948,978
112,800		Oceana Gold Corp.	308,368
33,200		Osisko Gold Royalties Ltd.	346,608
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
40,200	[1]	Pretium Resources, Inc.	$402,402
3,700		Sherwin-Williams Co.	1,695,673
5,000		Vulcan Materials Co.	686,550
147,800		Yamana Gold, Inc.	372,456
		TOTAL	8,706,842
		Real Estate—2.7%
13,428		Americold Realty Trust	435,336
8,038	[1]	CBRE Group, Inc.	412,349
6,700		Crown Castle International Corp.	873,345
33,376		JBG Smith Properties	1,313,012
6,700		Lamar Advertising Co.	540,757
14,500		MGM Growth Properties LLC	444,425
10,500		Ryman Hospitality Properties	851,445
		TOTAL	4,870,669
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,323,777)	142,541,664
		WARRANTS—0.1%
		Health Care—0.1%
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	76,652
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	57,925
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	4,505
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/25/2022	10,360
25,200	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2019	14,747
21,060	[1]	Scynexis, Inc., Warrants, Expiration Date 6/24/2021	5,328
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	169,517
		REPURCHASE AGREEMENTS—24.1%
$40,826,000		Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877.	40,826,000
3,261,246		Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877.	3,261,246
		TOTAL REPURCHASE AGREEMENTS (AT COST $44,087,246)	44,087,246
		TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $117,412,323)[4]	186,798,427
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[5]	(3,874,515)
		TOTAL NET ASSETS—100%	$182,923,912
Semi-Annual Shareholder Report
5

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2019, were as follows:
	Balance of Shares Held 12/31/2018	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 6/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income**
Energy
New Fortress Energy LLC	—	24,701	—	24,701	$289,249	$(56,540)	$—	$—
Financials
ARYA Sciences Acquisition Corp.	9,400	—	—	9,400	$100,486	$4,230	$—	$—
Health Care
Albireo Pharma, Inc.	11,780	15,220	—	27,000	$870,480	$68,369	$—	$—
Argenx SE	49,400	—-	—	49,400	$6,956,552	$1,412,970	$—	$—
Calithera Biosciences, Inc.	63,581	22,833	—	86,414	$337,015	$(9,277)	$—	$—
Catabasis Pharmaceuticals, Inc.	21,500	22,900	—	44,400	$358,308	$149,853	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	215,000	—	(193,500)	21,500	$76,652	$42,961	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	—	11,450	—	11,450	$57,925	$57,926	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/27/2021*	42,500	—	—	42,500	$4,505	$(14,182)	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/25/2022*	87,500	—	—	87,500	$10,360	$(24,561)	$—	$—
Corcept Therapeutics, Inc.	302,381	—	(32,289)	270,092	$3,011,526	$(579,895)	$(60,503)	$—
Dynavax Technologies Corp.	63,400	18,362	—	81,762	$326,231	$(325,613)	$—	$—
Minerva Neurosciences, Inc.	162,987	1,300	—	164,287	$924,936	$(182,607)	$—	$—
Scynexis, Inc.	139,400	—	—	139,400	$182,614	$115,465	$—	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2019	25,200	—	—	25,200	$14,747	$12,998	$—	$—
Scynexis, Inc., Warrants, Expiration Date 6/24/2021	21,060	—	—	21,060	$5,328	$5,096	$—	$—
Affiliated issuer no longer held at period end	15,315	—	(15,315)	—	$—	$(918,915)	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,230,404	116,766	(241,104)	1,106,066	$13,526,914	$(241,722)	$(60,503)	$—
*	At June 30, 2019, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$99,380,740[1]	$—	$264,959	$99,645,699
International	24,097,808	18,798,157	—	42,895,965
Debt Securities:
Warrants	—	169,517	—	169,517
Repurchase Agreements	—	44,087,246	—	44,087,246
TOTAL SECURITIES	$123,478,548	$63,054,920	$264,959	$186,798,427
1	Includes $1,569 transferred from Level 3 to Level 1 because observable market data was obtained for a security. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.55	$19.16	$16.70	$17.42	$18.92	$19.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.11)	(0.14)	(0.11)	(0.15)	(0.15)
Net realized and unrealized gain (loss)	4.87	0.95	4.54	0.56	1.44	1.91
TOTAL FROM INVESTMENT OPERATIONS	4.82	0.84	4.40	0.45	1.29	1.76
Less Distributions:
Distributions from net realized gain	(1.97)	(1.45)	(1.94)	(1.17)	(2.79)	(2.06)
Net Asset Value, End of Period	$21.40	$18.55	$19.16	$16.70	$17.42	$18.92
Total Return[2]	26.55%	3.84%	28.33%	3.66%	6.37%	9.71%
Ratios to Average Net Assets:
Net expenses	1.51%[3]	1.52%	1.54%	1.54%[4]	1.53%[4]	1.53%[4]
Net investment loss	(0.51)%[3]	(0.53)%	(0.77)%	(0.67)%	(0.84)%	(0.83)%
Expense waiver/reimbursement[5]	—%[3]	—%	—%	0.03%	0.00%[6]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,806	$46,160	$47,985	$42,122	$46,450	$49,425
Portfolio turnover	17%	41%	44%	59%	60%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54%, 1.53% and 1.53% for the year ended December 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.57	$18.26	$16.04	$16.82	$18.39	$18.78
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.15)	(0.17)	(0.14)	(0.19)	(0.19)
Net realized and unrealized gain (loss)	4.61	0.91	4.33	0.53	1.41	1.86
TOTAL FROM INVESTMENT OPERATIONS	4.54	0.76	4.16	0.39	1.22	1.67
Less Distributions:
Distributions from net realized gain	(1.97)	(1.45)	(1.94)	(1.17)	(2.79)	(2.06)
Net Asset Value, End of Period	$20.14	$17.57	$18.26	$16.04	$16.82	$18.39
Total Return[2]	26.43%	3.58%	27.97%	3.42%	6.15%	9.43%
Ratios to Average Net Assets:
Net expenses	1.76%[3]	1.77%	1.79%	1.79%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(0.76)%[3]	(0.77)%	(1.02)%	(0.92)%	(1.07)%	(1.08)%
Expense waiver/reimbursement[5]	—%[3]	—%	—%	0.03%	0.00%[6]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,118	$105,132	$96,037	$78,870	$91,458	$69,369
Portfolio turnover	17%	41%	44%	59%	60%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.79%, 1.78% and 1.78% for the year ended December 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in repurchase agreements	$44,087,246
Investment in securities	142,711,181
Investment in securities, at value including $3,259,388 of securities loaned and including $13,512,049 of investments in affiliated companies (identified cost $117,412,323)		$186,798,427
Cash		9,915
Cash denominated in foreign currencies (identified cost $1,078)		1,090
Restricted cash (Note 2)		12
Income receivable		97,637
Receivable for investments sold		1,971,557
Receivable for shares sold		293,656
TOTAL ASSETS		189,172,294
Liabilities:
Payable for investments purchased	$2,865,613
Payable for shares redeemed	28,900
Payable for collateral due to broker for securities lending	3,261,246
Payable for investment adviser fee (Note 5)	19,322
Payable for administrative fees (Note 5)	1,180
Payable for distribution services fee (Note 5)	25,089
Accrued expenses (Note 5)	47,032
TOTAL LIABILITIES		6,248,382
Net assets for 8,917,905 shares outstanding		$182,923,912
Net Assets Consist of:
Paid-in capital		$103,936,127
Total distributable earnings (loss)		78,987,785
TOTAL NET ASSETS		$182,923,912
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($56,805,636 ÷ 2,654,716 shares outstanding), no par value, unlimited shares authorized		$21.40
Service Shares:
Net asset value per share ($126,118,276 ÷ 6,263,189 shares outstanding), no par value, unlimited shares authorized		$20.14
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Dividends (including $23,027 of net foreign taxes withheld)		$400,746
Interest		425,150
Net income on securities loaned		20,241
TOTAL INCOME		846,137
Expenses:
Investment adviser fee (Note 5)	$1,105,231
Administrative fee (Note 5)	68,095
Custodian fees	12,028
Transfer agent fee	7,886
Directors'/Trustees' fees (Note 5)	1,186
Auditing fees	17,143
Legal fees	5,285
Portfolio accounting fees	32,820
Distribution services fee (Note 5)	147,204
Printing and postage	17,333
Miscellaneous (Note 5)	15,192
TOTAL EXPENSES	1,429,403
Net investment income (loss)		(583,266)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(60,503) on sales of investments in affiliated companies*)		10,380,542
Net realized loss on foreign currency transactions		(180)
Net realized gain on futures contracts		24,897
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(241,722) on investments in affiliated companies*)		29,203,183
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		751
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		39,609,193
Change in net assets resulting from operations		$39,025,927
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(583,266)	$(1,157,191)
Net realized gain	10,405,259	16,859,405
Net change in unrealized appreciation/depreciation	29,203,934	(11,055,635)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,025,927	4,646,579
Distributions to Shareholders:
Primary Shares	(4,810,725)	(3,543,669)
Service Shares	(11,433,059)	(7,812,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,243,784)	(11,356,288)
Share Transactions:
Proceeds from sale of shares	20,451,088	53,258,598
Net asset value of shares issued to shareholders in payment of distributions declared	16,243,770	11,356,277
Cost of shares redeemed	(27,845,024)	(50,635,284)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,849,834	13,979,591
Change in net assets	31,631,977	7,269,882
Net Assets:
Beginning of period	151,291,935	144,022,053
End of period	$182,923,912	$151,291,935
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At June 30, 2019, the fund had no outstanding Future contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $378,000. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$3,259,388	$3,261,246
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in
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connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$24,897
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	138,684	$2,861,438	246,431	$5,031,315
Shares issued to shareholders in payment of distributions declared	236,865	4,810,723	176,918	3,543,667
Shares redeemed	(209,830)	(4,315,704)	(439,023)	(8,907,467)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	165,719	$3,356,457	(15,674)	$(332,485)

	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	905,101	$17,589,650	2,502,643	$48,227,283
Shares issued to shareholders in payment of distributions declared	597,650	11,433,047	410,758	7,812,610
Shares redeemed	(1,223,408)	(23,529,320)	(2,189,022)	(41,727,817)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	279,343	$5,493,377	724,379	$14,312,076
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	445,062	$8,849,834	708,705	$13,979,591
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $117,412,323. The net unrealized appreciation of investments for federal tax purposes was $69,386,104. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,636,428 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,250,324.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2019, the Sub-Adviser earned a fee of $902,547.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$147,204
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2019, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2019, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Interfund Transactions
During the six months ended June 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,510 and $372,111, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$23,605,357
Sales	$42,520,215
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7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At June 30, 2019, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	76.6%
Netherland	5.3%
Canada	3.6%
Belgium	2.6%
China	2.4%
Brazil	2.1%
Italy	1.9%
United Kingdom	1.8%
Other[1]	3.7%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,265.50	$8.48
Service Shares	$1,000	$1,264.30	$9.88
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.30	$7.55
Service Shares	$1,000	$1,016.10	$8.80
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.51%
Service Shares	1.76%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Kaufmann Fund II (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's
Semi-Annual Shareholder Report
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expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2019
Share Class	Primary	Service

Federated Government Money Fund II

A Portfolio of Federated Insurance Series
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2019 through June 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	45.7%
U.S. Treasury Securities	11.8%
Repurchase Agreements	42.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At June 30, 2019, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.7%
8-30 Days	18.7%
31-90 Days	7.7%
91-180 Days	9.5%
181 Days or more	4.4%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—45.7%
$1,000,000	[1]	Federal Farm Credit System Discount Notes, 2.400%—2.680%, 8/23/2019 - 12/12/2019	$990,638
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.294% (1-month USLIBOR -0.110%), 7/27/2019	500,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.324%—2.331% (1-month USLIBOR -0.080%), 7/13/2019 - 7/27/2019	499,990
750,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.348%—2.363% (1-month USLIBOR -0.065%), 7/12/2019 - 7/29/2019	749,979
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.370% (1-month USLIBOR -0.060%), 7/4/2019	299,997
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.372% (1-month USLIBOR -0.010%), 7/20/2019	500,000
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.381% (1-month USLIBOR -0.030%), 7/9/2019	250,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.396% (1-month USLIBOR -0.015%), 7/8/2019	500,000
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.409% (1-month USLIBOR +0.005%), 7/27/2019	249,991
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.410% (1-month USLIBOR +0.000%), 7/13/2019	500,000
400,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.431% (1-month USLIBOR +0.000%), 7/4/2019	399,988
200,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.505% (Effective Fed Funds +0.125%), 7/1/2019	199,983
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.540% (Secured Overnight Financing Rate +0.120%), 7/1/2019	250,000
700,000		Federal Farm Credit System Notes, 2.470%, 7/2/2019	699,868
5,750,000	[1]	Federal Home Loan Bank System Discount Notes, 2.375%—2.455%, 7/5/2019 - 11/13/2019	5,722,988
400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.171%—2.279% (3-month USLIBOR -0.140%), 9/19/2019 - 9/26/2019	400,034
600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.269% (1-month USLIBOR -0.125%), 7/16/2019	600,000
400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.280% (3-month USLIBOR -0.245%), 8/16/2019	399,954
1,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.284%—2.298% (3-month USLIBOR -0.300%), 7/3/2019 - 7/10/2019	1,800,000
1,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.285% (1-month USLIBOR -0.105%), 7/19/2019	1,200,000
2,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.290%—2.317% (3-month USLIBOR -0.275%), 7/22/2019 - 8/7/2019	2,200,000
600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.306% (3-month USLIBOR -0.295%), 7/16/2019	600,000
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.312% (1-month USLIBOR -0.070%), 7/18/2019	200,000
1,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.317% (3-month USLIBOR -0.265%), 7/29/2019	1,400,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.321% (1-month USLIBOR -0.080%), 7/26/2019	500,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.322%—2.352% (1-month USLIBOR -0.060%), 7/11/2019 - 7/18/2019	750,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.326% (1-month USLIBOR -0.085%), 7/9/2019	1,000,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.328%—2.358% (1-month USLIBOR -0.055%), 7/12/2019 - 7/20/2019	750,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.340%—2.380% (1-month USLIBOR -0.050%), 7/5/2019 - 7/19/2019	750,000
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.346% (1-month USLIBOR -0.065%), 7/8/2019	200,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.357% (1-month USLIBOR -0.025%), 7/20/2019	500,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.364% (1-month USLIBOR -0.040%), 7/27/2019	500,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.394% (1-month USLIBOR +0.000%), 7/16/2019	300,000
1,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.440% (Secured Overnight Financing Rate +0.020%), 7/1/2019	1,250,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.441% (3-month USLIBOR -0.150%), 7/22/2019	250,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.445% (Secured Overnight Financing Rate +0.025%), 7/1/2019	500,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.450% (Secured Overnight Financing Rate +0.030%), 7/1/2019	1,000,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.455% (Secured Overnight Financing Rate +0.035%), 7/1/2019	500,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.525% (Secured Overnight Financing Rate +0.105%), 7/1/2019	250,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.535% (Secured Overnight Financing Rate +0.115%), 7/1/2019	299,998
1,900,000		Federal Home Loan Bank System, 2.400%—2.580%, 8/19/2019 - 6/17/2020	1,899,987
1,200,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.460%, 9/3/2019	1,194,752
1,200,000		Federal Home Loan Mortgage Corp., 2.460%—2.520%, 4/8/2020 - 6/3/2020	1,200,000
2,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.580% (Secured Overnight Financing Rate +0.160%), 7/1/2019	2,000,000
900,000		Federal National Mortgage Association, 1.000%, 8/28/2019 - 10/24/2019	896,877
		TOTAL GOVERNMENT AGENCIES	37,605,024
Semi-Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURIES—11.8%
		U.S. Treasury Bills—3.3%
$750,000	[1]	United States Treasury Bills, 2.130%, 12/19/2019	$742,412
750,000	[1]	United States Treasury Bills, 2.136%, 12/12/2019	742,702
500,000	[1]	United States Treasury Bills, 2.390%, 10/17/2019	496,415
750,000	[1]	United States Treasury Bills, 2.465%—2.468%, 2/27/2020	737,619
		TOTAL	2,719,148
		U.S. Treasury Notes—8.5%
200,000	[2]	United States Treasury Floating Rate Notes, 2.129% (91-day T-Bill +0.033%), 7/2/2019	200,013
1,200,000	[2]	United States Treasury Floating Rate Notes, 2.141% (91-day T-Bill +0.045%), 7/2/2019	1,198,989
2,700,000	[2]	United States Treasury Floating Rate Notes, 2.211% (91-day T-Bill +0.115%), 7/2/2019	2,698,347
200,000		United States Treasury Notes, 1.375%, 3/31/2020	198,256
1,000,000		United States Treasury Notes, 1.500%, 10/31/2019	996,415
250,000		United States Treasury Notes, 1.875%, 12/31/2019	249,185
950,000		United States Treasury Notes, 3.375%, 11/15/2019	952,985
500,000		United States Treasury Notes, 3.625%, 8/15/2019	500,614
		TOTAL	6,994,804
		TOTAL U.S. TREASURIES	9,713,952
		REPURCHASE AGREEMENTS—42.5%
10,000,000		Interest in $450,000,000 joint repurchase agreement 2.56%, dated 6/28/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,096,000 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2058 and the market value of those underlying securities was $463,500,000.	10,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 2.54%, dated 6/28/2019 under which Pershing LLC will repurchase securities provided as collateral for $100,021,167 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2048 and the market value of those underlying securities was $102,083,052.	20,000,000
4,905,000		Interest in $3,000,000,000 joint repurchase agreement 2.52%, dated 6/28/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,630,000 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2048 and the market value of those underlying securities was $3,060,642,600.	4,905,000
		TOTAL REPURCHASE AGREEMENTS	34,905,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	82,223,976
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	28,122
		TOTAL NET ASSETS—100%	$82,252,098
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of June 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,		Period Ended 12/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.015	0.002	0.000[2]
Net realized gain	(0.003)	0.000[2]	0.004	—
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.015	0.006	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.015)	(0.006)	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.010)	(0.015)	(0.006)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.04%	1.50%	0.56%	0.06%
Ratios to Average Net Assets:
Net expenses	0.38%[4]	0.38%	0.38%	—%
Net investment income	2.68%[4]	0.84%	0.17%	0.02%[4]
Expense waiver/reimbursement	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]	$0[5]	$0[5]	$0[5]
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.012	0.003	0.000[1]	—	—
Net realized gain (loss)	—	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.012	0.003	(0.000)[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.012)	(0.003)	(0.000)[1]	—	—
Distributions from net realized gain	—	—	—	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.009)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.91%	1.25%	0.31%	0.00%	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.63%	0.63%	0.49%	0.34%	0.26%
Net investment income	1.84%[3]	1.26%	0.30%	0.00%[4]	0.00%	0.00%
Expense waiver/reimbursement[5]	0.06%[3]	0.11%	0.07%	0.19%	0.40%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,252	$130,261	$93,719	$112,214	$139,170	$132,678
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in repurchase agreements	$34,905,000
Investment in securities	47,318,976
Investment in securities, at amortized cost and fair value		$82,223,976
Cash		60
Income receivable		121,482
Receivable for shares sold		4,612
Other receivables		351
TOTAL ASSETS		82,350,481
Liabilities:
Payable for shares redeemed	$52,557
Payable for investment adviser fee (Note 5)	582
Payable for administrative fees (Note 5)	536
Payable for portfolio accounting fees	26,215
Payable for other service fees (Note 2 and 5)	18,493
TOTAL LIABILITIES		98,383
Net assets for 82,253,788 shares outstanding		$82,252,098
Net Assets Consist of:
Paid-in capital		$82,253,338
Total distributable earnings (loss)		(1,240)
TOTAL NET ASSETS		$82,252,098
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$82,251,998 ÷ 82,253,688 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Interest		$1,329,171
Expenses:
Investment adviser fee (Note 5)	$107,529
Administrative fee (Note 5)	43,018
Custodian fees	4,940
Transfer agent fee	2,659
Directors'/Trustees' fees (Note 5)	990
Auditing fees	10,582
Legal fees	5,565
Portfolio accounting fees	39,319
Other service fees (Notes 2 and 5)	133,708
Printing and postage	22,733
Miscellaneous (Note 5)	2,736
TOTAL EXPENSES	373,779
Waiver:
Waiver of investment adviser fee (Note 5)	(33,131)
Net expenses		340,648
Net investment income		988,523
Change in net assets resulting from operations		$988,523
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$988,523	$1,211,133
Net realized gain (loss)	—	(332)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	988,523	1,210,801
Distributions to Shareholders:
Primary Shares	(2)	(1)
Service Shares	(988,516)	(1,211,130)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(988,518)	(1,211,131)
Share Transactions:
Proceeds from sale of shares	14,729,710	75,281,929
Net asset value of shares issued to shareholders in payment of distributions declared	988,514	1,211,130
Cost of shares redeemed	(63,727,666)	(39,950,260)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,009,442)	36,542,799
Change in net assets	(48,009,437)	36,542,469
Net Assets:
Beginning of period	130,261,535	93,719,066
End of period	$82,252,098	$130,261,535
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $33,131 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$133,708
For the six months ended June 30, 2019, the Fund's Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	—	$—	—	$—

	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,729,709	$14,729,710	75,281,929	$75,281,929
Shares issued to shareholders in payment of distributions declared	988,514	988,514	1,211,130	1,211,130
Shares redeemed	(63,727,666)	(63,727,666)	(39,950,260)	(39,950,260)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(48,009,443)	$(48,009,442)	36,542,799	$36,542,799
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(48,009,443)	$ (48,009,442)	36,542,799	$36,542,799
Semi-Annual Shareholder Report
10

4. FEDERAL TAX INFORMATION
At December 31, 2018, the Fund had a capital loss carryforward of $1,274 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$776	$498	$1,274
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the Adviser voluntarily waived $33,131 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2019, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
11

6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report
12

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,010.40	$1.89
Service Shares	$1,000	$1,009.10	$3.14
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,022.90	$1.91
Service Shares	$1,000	$1,021.70	$3.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.38%
Service Shares	0.63%
Semi-Annual Shareholder Report
13

Evaluation and Approval of Advisory Contract–May 2019
Federated Government Money Fund II (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee
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and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its
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Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2015, the Board approved a reduction of 30 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Money Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00433-05 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2019
Share Class	Primary	Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2019 through June 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	98.3%
Foreign Government Debt Securities	0.1%
Mortgage-Backed Securities[2]	0.1%
Collateralized Mortgage Obligation[3]	0.0%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	0.7%
Other Assets and Liabilities—Net[6]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government-Sponsored Enterprises.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—98.3%
		Basic Industry - Chemicals—0.6%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$659,855
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	528,414
		TOTAL	1,188,269
		Basic Industry - Metals & Mining—1.5%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	233,511
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	667,452
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	491,006
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,050,267
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	326,626
		TOTAL	2,768,862
		Capital Goods - Aerospace & Defense—2.5%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	620,177
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	271,086
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	292,750
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	570,251
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	417,339
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.500%, 11/23/2020	271,117
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	301,742
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	510,190
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	324,371
910,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.253% (3-month USLIBOR +1.735%), 2/15/2042	711,497
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	312,951
		TOTAL	4,603,471
		Capital Goods - Building Materials—0.8%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	809,562
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	294,988
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	82,313
275,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	292,919
		TOTAL	1,479,782
		Capital Goods - Construction Machinery—0.8%
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	519,910
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	594,309
310,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	329,510
		TOTAL	1,443,729
		Capital Goods - Diversified Manufacturing—2.4%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	754,209
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	442,600
600,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	622,523
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,004,435
650,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	671,394
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	914,120
		TOTAL	4,409,281
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	520,360
		Communications - Cable & Satellite—3.0%
940,000		CCO Safari II LLC, 3.579%, 7/23/2020	948,477
567,000		CCO Safari II LLC, 4.464%, 7/23/2022	595,821
Semi-Annual Shareholder Report
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$1,000,000	CCO Safari II LLC, 4.908%, 7/23/2025	$1,085,905
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	592,598
730,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	740,973
300,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	312,301
750,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	809,325
400,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	474,117
	TOTAL	5,559,517
	Communications - Media & Entertainment—1.4%
300,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	318,836
750,000	CBS Corp., 3.700%, 8/15/2024	776,553
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	252,388
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	257,884
400,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	446,597
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	505,251
	TOTAL	2,557,509
	Communications - Telecom Wireless—0.9%
600,000	American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	619,604
300,000	Crown Castle International Corp., 3.150%, 7/15/2023	305,899
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	358,406
395,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	421,065
	TOTAL	1,704,974
	Communications - Telecom Wirelines—1.9%
450,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	462,729
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	803,503
450,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	471,422
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	328,071
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	647,461
735,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	820,941
	TOTAL	3,534,127
	Consumer Cyclical - Automotive—2.7%
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	510,651
200,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	211,754
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	252,213
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	251,149
920,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	937,372
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	504,418
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	302,757
1,025,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,022,195
650,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	670,918
300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	315,886
	TOTAL	4,979,313
	Consumer Cyclical - Leisure—0.4%
658,683	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	682,822
	Consumer Cyclical - Lodging—0.2%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	465,187
	Consumer Cyclical - Retailers—2.7%
600,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	601,617
250,000	CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	253,467
580,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	599,164
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,360,730
Semi-Annual Shareholder Report
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	$622,770
500,000	Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	521,337
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	489,551
560,000	WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	588,418
	TOTAL	5,037,054
	Consumer Cyclical - Services—2.4%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	508,189
500,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	505,009
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	178,774
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	798,922
350,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	362,657
325,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	338,276
135,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	139,307
1,000,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	1,024,245
530,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	556,113
	TOTAL	4,411,492
	Consumer Non-Cyclical - Food/Beverage—7.7%
750,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/2021	754,164
449,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	463,525
750,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	850,254
800,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	840,038
1,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	1,117,249
750,000	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	745,136
340,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	339,500
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	380,665
330,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	346,059
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	516,859
660,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	683,491
1,050,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,059,819
700,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	735,119
450,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	482,398
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	876,214
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,021,414
600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	605,502
750,000	PepsiCo, Inc., 2.750%, 3/5/2022	763,991
250,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.000%, 4/15/2021	249,951
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	374,574
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	239,477
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	61,129
370,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	389,993
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	528,204
	TOTAL	14,424,725
	Consumer Non-Cyclical - Health Care—1.8%
420,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	427,091
940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	983,440
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	506,559
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	776,335
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	251,883
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.000%, 4/15/2023	512,876
	TOTAL	3,458,184
Semi-Annual Shareholder Report
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—3.8%
$300,000	Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	$304,993
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	219,105
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	489,984
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	310,560
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	68,861
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	613,679
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,036,782
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	211,659
180,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	180,911
320,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	334,974
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	502,581
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	364,495
200,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	237,426
310,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	330,292
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	232,881
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	532,744
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	857,250
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	234,000
	TOTAL	7,063,177
	Consumer Non-Cyclical - Products—1.0%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.450%, 8/1/2022	576,195
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	1,248,420
	TOTAL	1,824,615
	Consumer Non-Cyclical - Supermarkets—0.4%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	773,311
	Consumer Non-Cyclical - Tobacco—1.0%
800,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	855,846
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	300,256
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	318,196
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	422,425
	TOTAL	1,896,723
	Energy - Independent—1.9%
1,000,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,023,458
94,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	95,553
500,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	522,705
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	424,294
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	514,040
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	265,271
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	228,373
475,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	492,594
	TOTAL	3,566,288
	Energy - Integrated—2.8%
700,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.750%, 5/10/2023	707,903
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	533,695
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	532,043
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	701,402
585,000	Husky Energy, Inc., 4.000%, 4/15/2024	616,029
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	254,686
800,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 1/21/2021	810,800
175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	172,113
Semi-Annual Shareholder Report
5

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$525,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	$522,780
325,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	332,493
	TOTAL	5,183,944
	Energy - Midstream—3.4%
500,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.500%, 12/1/2022	512,046
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	522,049
565,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	606,817
470,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	492,873
280,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	287,322
900,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	930,087
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	358,158
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	413,671
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	358,724
600,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	613,149
540,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	539,294
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	314,672
380,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	386,931
	TOTAL	6,335,793
	Energy - Oil Field Services—0.3%
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.000%, 12/21/2020	302,494
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	317,616
	TOTAL	620,110
	Energy - Refining—0.4%
215,000	Valero Energy Corp., 7.500%, 4/15/2032	292,847
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	423,992
	TOTAL	716,839
	Financial Institution - Banking—22.0%
750,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	768,944
500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	505,698
800,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	837,989
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	247,980
250,000	Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	251,129
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,313,872
1,450,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	1,464,761
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	512,497
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	546,265
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	302,530
550,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	570,586
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	609,379
350,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	358,950
500,000	Citigroup, Inc., 4.125%, 7/25/2028	528,700
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	759,619
730,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	756,054
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	526,580
500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	537,194
150,000	Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	157,691
500,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	526,476
660,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	682,396
480,000	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	496,927
300,000	Comerica, Inc., 3.800%, 7/22/2026	312,480
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.500%, 6/11/2021	$509,586
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	518,074
385,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	404,806
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	629,048
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	504,409
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,281,652
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	536,366
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	530,650
500,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	513,844
841,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.750%, 8/7/2020	845,036
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,042,304
250,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	254,908
1,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	1,027,339
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	530,249
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	556,516
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,028,468
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,051,519
500,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.086%, 4/26/2021	502,690
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	413,317
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	257,848
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	255,627
1,940,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.160% (3-month USLIBOR +0.640%), 12/1/2021	1,935,665
750,000		Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	758,078
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,051,288
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.750%, 1/25/2021	1,018,917
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	511,451
250,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	276,819
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,052,976
500,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	501,727
640,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	647,018
230,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	240,700
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	252,747
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	732,913
500,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	510,191
200,000		SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	203,746
600,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	616,141
750,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	787,729
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	514,479
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	627,136
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,523,544
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	522,686
		TOTAL	41,054,904
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
170,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	172,199
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	385,198
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	229,555
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	217,328
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	268,918
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	218,400
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	409,397
Semi-Annual Shareholder Report
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$190,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	$192,110
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	525,681
	TOTAL	2,618,786
	Financial Institution - Finance Companies—2.1%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	521,556
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.950%, 11/6/2024	526,071
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	260,531
1,966,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,956,927
600,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	592,686
	TOTAL	3,857,771
	Financial Institution - Insurance - Health—1.2%
300,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	312,384
650,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2028	701,620
750,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.700%, 7/15/2020	753,168
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	433,109
	TOTAL	2,200,281
	Financial Institution - Insurance - Life—1.1%
350,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	365,644
200,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	200,048
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	847,756
290,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	303,559
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	282,254
	TOTAL	1,999,261
	Financial Institution - Insurance - P&C—0.9%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	200,548
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	253,849
95,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	99,938
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	254,119
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	315,877
300,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	490,919
	TOTAL	1,615,250
	Financial Institution - REIT - Apartment—1.2%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	410,797
500,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	520,468
550,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	563,893
300,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	313,885
500,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	497,323
	TOTAL	2,306,366
	Financial Institution - REIT - Healthcare—0.7%
500,000	Healthcare Trust of America, 3.700%, 4/15/2023	511,313
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	733,343
	TOTAL	1,244,656
	Financial Institution - REIT - Office—0.9%
640,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	677,101
450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	474,426
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	490,075
	TOTAL	1,641,602
	Financial Institution - REIT - Other—0.6%
320,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	346,477
300,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	320,801
Semi-Annual Shareholder Report
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$475,140
	TOTAL	1,142,418
	Financial Institution - REIT - Retail—0.5%
396,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	400,752
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	102,871
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	467,171
	TOTAL	970,794
	Sovereign—0.5%
320,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	337,511
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	666,229
	TOTAL	1,003,740
	Technology—6.9%
500,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	521,500
650,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	656,541
900,000	Apple, Inc., Sr. Unsecd. Note, 3.200%, 5/13/2025	941,024
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	143,909
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	360,045
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	232,492
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	274,762
700,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	704,171
700,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	772,551
345,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	343,021
80,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	83,433
83,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	87,758
600,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	673,689
230,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	231,787
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	542,217
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	676,429
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	536,213
460,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	492,372
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	330,265
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	521,472
500,000	Microsoft Corp., Sr. Unsecd. Note, 1.550%, 8/8/2021	495,769
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	753,876
190,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	196,318
750,000	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	786,168
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	310,730
350,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	356,504
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	278,739
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	204,842
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	376,536
	TOTAL	12,885,133
	Transportation - Railroads—1.1%
9,542	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	9,893
1,100,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,126,819
850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	863,252
	TOTAL	1,999,964
	Transportation - Services—0.9%
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	254,879
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	309,208
Semi-Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	$268,157
125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	124,606
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	282,587
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	153,280
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	255,065
	TOTAL	1,647,782
	Utility - Electric—5.8%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	324,285
420,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	421,420
380,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	385,936
500,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	527,672
210,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	208,896
360,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	362,927
250,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	247,353
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	515,464
1,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	1,028,215
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	180,627
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	473,746
380,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	408,012
270,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	267,695
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	238,343
235,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	243,409
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	604,189
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	143,639
375,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.900%, 4/1/2022	381,526
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	313,326
110,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	110,722
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	517,417
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	617,201
425,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	436,699
250,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	247,675
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	254,005
800,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	819,512
120,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	122,207
450,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	472,654
	TOTAL	10,874,772
	Utility - Natural Gas—1.3%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 6/15/2027	254,422
1,000,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	1,031,021
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	613,727
250,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	252,175
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	310,641
	TOTAL	2,461,986
	Utility - Natural Gas Distributor—0.2%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	448,934
	TOTAL CORPORATE BONDS (IDENTIFIED COST $176,970,390)	183,183,858
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
747	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	868
Semi-Annual Shareholder Report
10

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—0.0%
$6	Federal National Mortgage Association, Pool 50276, 9.500%, 2/1/2020	$6
	Government National Mortgage Association—0.1%
1,891	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	2,027
2,340	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,608
3,277	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	3,684
4,666	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	5,207
7,309	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	8,158
4,754	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,395
1,142	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	1,292
3,320	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,804
11,725	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	13,338
8,413	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	9,604
18,090	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	20,687
866	Government National Mortgage Association, Pool 493514, 8.000%, 9/15/2030	935
4,681	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	5,415
	TOTAL	82,154
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $73,295)	83,028
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
225,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021 (IDENTIFIED COST $224,784)	232,596
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Commercial Mortgage—0.0%
61,090	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.482%, 8/15/2039 (IDENTIFIED COST $60,614)	61,316
	REPURCHASE AGREEMENT—0.7%
1,347,000	Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877. (IDENTIFIED COST $1,347,000)	1,347,000
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $178,676,083)[2]	184,907,798
	OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	1,489,427
	TOTAL NET ASSETS—100%	$186,397,225
At June 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 10-Year Long Futures	55	$7,038,281	September 2019	$194,525
4U.S. Treasury Long Bond Short Futures	23	$3,578,656	September 2019	$(161,911)
4U.S. Treasury Bond Ultra Short Futures	11	$1,953,188	September 2019	$(106,587)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(73,973)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Semi-Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$183,183,858	$—	$183,183,858
Mortgage-Backed Securities	—	83,028	—	83,028
Foreign Governments/Agency	—	232,596	—	232,596
Collateralized Mortgage Obligation	—	61,316	—	61,316
Repurchase Agreement	—	1,347,000	—	1,347,000
TOTAL SECURITIES	$—	$184,907,798	—	$184,907,798
Other Financial Instruments:[1]
Assets	$194,525	$—	$—	$194,525
Liabilities	(268,498)	—	—	(268,498)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(73,973)	$—	$—	$(73,973)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.65	$11.05	$10.98	$10.97	$11.42	$11.43
Income From Investment Operations:
Net investment income[1]	0.16	0.30	0.31	0.34	0.37	0.40
Net realized and unrealized gain (loss)	0.54	(0.37)	0.12	0.07	(0.39)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.70	(0.07)	0.43	0.41	(0.02)	0.43
Less Distributions:
Distributions from net investment income	(0.33)	(0.33)	(0.36)	(0.40)	(0.43)	(0.44)
Distributions from net realized gain	(0.00)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.33)	(0.33)	(0.36)	(0.40)	(0.43)	(0.44)
Net Asset Value, End of Period	$11.02	$10.65	$11.05	$10.98	$10.97	$11.42
Total Return[3]	6.64%	(0.59)%	4.04%	3.82%	(0.24)%	3.79%
Ratios to Average Net Assets:
Net expenses	0.74%[4]	0.74%	0.74%	0.73%	0.73%	0.73%
Net investment income	2.90%[4]	2.83%	2.81%	3.10%	3.30%	3.53%
Expense waiver/reimbursement[5]	0.09%[4]	0.08%	0.06%	0.07%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,107	$162,812	$185,026	$188,831	$198,990	$220,355
Portfolio turnover	13%	19%	27%	26%	17%	18%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.62	$11.01	$10.94	$10.93	$11.37	$11.38
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.27	0.28	0.31	0.34	0.38
Net realized and unrealized gain (loss)	0.55	(0.36)	0.12	0.07	(0.38)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.69	(0.09)	0.40	0.38	(0.04)	0.39
Less Distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.33)	(0.37)	(0.40)	(0.40)
Distributions from net realized gain	(0.00)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.30)	(0.30)	(0.33)	(0.37)	(0.40)	(0.40)
Net Asset Value, End of Period	$11.01	$10.62	$11.01	$10.94	$10.93	$11.37
Total Return[3]	6.56%	(0.78)%	3.75%	3.53%	(0.44)%	3.51%
Ratios to Average Net Assets:
Net expenses	0.99%[4]	0.99%	0.99%	0.98%	0.98%	0.98%
Net investment income	2.65%[4]	2.58%	2.56%	2.86%	3.04%	3.29%
Expense waiver/reimbursement[5]	0.09%[4]	0.07%	0.06%	0.07%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,290	$19,344	$22,596	$23,920	$27,977	$33,857
Portfolio turnover	13%	19%	27%	26%	17%	18%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $178,676,083)		$184,907,798
Cash		226
Restricted cash (Note 2)		52,725
Income receivable		1,731,777
Receivable for shares sold		5,167
Receivable for daily variation margin on futures contracts		6,705
TOTAL ASSETS		186,704,398
Liabilities:
Payable for investments purchased	$199,942
Payable for shares redeemed	44,528
Payable for investment adviser fee (Note 5)	8,027
Payable for administrative fees (Note 5)	1,215
Payable for auditing fees	13,305
Payable for portfolio accounting fees	30,206
Payable for distribution services fee (Note 5)	3,946
Accrued expenses (Note 5)	6,004
TOTAL LIABILITIES		307,173
Net assets for 16,912,954 shares outstanding		$186,397,225
Net Assets Consist of:
Paid-in capital		$177,481,957
Total distributable earnings (loss)		8,915,268
TOTAL NET ASSETS		$186,397,225
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($167,107,467 ÷ 15,160,492 shares outstanding), no par value, unlimited shares authorized		$11.02
Service Shares:
Net asset value per share ($19,289,758 ÷ 1,752,462 shares outstanding), no par value, unlimited shares authorized		$11.01
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Interest		$3,309,283
Expenses:
Investment adviser fee (Note 5)	$545,112
Administrative fee (Note 5)	74,742
Custodian fees	5,686
Transfer agent fee	8,679
Directors'/Trustees' fees (Note 5)	1,248
Auditing fees	13,305
Legal fees	5,074
Portfolio accounting fees	44,936
Distribution services fee (Note 5)	23,830
Printing and postage	36,303
Miscellaneous (Note 5)	12,984
TOTAL EXPENSES	771,899
Waiver:
Waiver of investment adviser fee (Note 5)	(77,313)
Net expenses		694,586
Net investment income		2,614,697
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		157,190
Net realized gain on futures contracts		43,230
Net change in unrealized depreciation of investments		9,155,084
Net change in unrealized appreciation of futures contracts		(129,733)
Net realized and unrealized gain on investments and futures contracts		9,225,771
Change in net assets resulting from operations		$11,840,468
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,614,697	$5,349,919
Net realized gain (loss)	200,420	(92,357)
Net change in unrealized appreciation/depreciation	9,025,351	(6,611,129)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,840,468	(1,353,567)
Distributions to Shareholders:
Primary Shares	(4,859,559)	(5,280,660)
Service Shares	(520,306)	(603,797)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,379,865)	(5,884,457)
Share Transactions:
Proceeds from sale of shares	4,313,518	10,374,695
Net asset value of shares issued to shareholders in payment of distributions declared	5,379,862	5,884,454
Cost of shares redeemed	(11,913,127)	(34,487,264)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,219,747)	(18,228,115)
Change in net assets	4,240,856	(25,466,139)
Net Assets:
Beginning of period	182,156,369	207,622,508
End of period	$186,397,225	$182,156,369
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $77,313 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,798,275 and $6,627,456, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest Rate Contracts	Receivable for daily variation margin on futures contracts	$(73,973)*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$43,230

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(129,733)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	382,576	$4,130,212	926,837	$9,908,467
Shares issued to shareholders in payment of distributions declared	456,297	4,859,559	501,964	5,280,660
Shares redeemed	(969,068)	(10,454,658)	(2,887,517)	(30,973,082)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(130,195)	$(1,464,887)	(1,458,716)	$(15,783,955)

	Six Months Ended 6/30/2019		Year Ended 12/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,089	$183,306	43,477	$466,228
Shares issued to shareholders in payment of distributions declared	48,901	520,303	57,450	603,794
Shares redeemed	(135,424)	(1,458,469)	(330,799)	(3,514,182)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(69,434)	$(754,860)	(229,872)	$(2,444,160)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(199,629)	$(2,219,747)	(1,688,588)	$(18,228,115)
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $178,676,083. The net unrealized appreciation of investments for federal tax purposes was $6,157,742. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,804,278 and net unrealized depreciation from investments for those securities having an excess of cost over value of $646,536. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the Adviser voluntarily waived $77,313 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$23,830
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended June 30, 2019, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2019, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$24,218,080
Sales	$28,455,082
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,066.40	$3.79
Service Shares	$1,000	$1,065.60	$5.07
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.10	$3.71
Service Shares	$1,000	$1,019.90	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Quality Bond Fund II (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee
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and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its
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Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Quality Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2019